UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Balanced Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.85%
Southwest Airlines Co.	55,300	$824,523

Aircraft - 1.65%
Boeing Company (The)	16,600	1,596,256

Banks - 2.34%
Bank of America Corporation	16,600	811,574
Northern Trust Corporation	22,600	1,451,146
		2,262,720
Beverages - 4.37%
Anheuser-Busch Companies, Inc.	15,000	782,400
Brown-Forman Corporation, Class B	12,400	906,192
Coca-Cola Company (The)	18,700	978,197
PepsiCo, Inc.	24,000	1,556,400
		4,223,189
Business Equipment and Services - 1.06%
Pitney Bowes Inc.	21,800	1,020,676

Chemicals -- Petroleum and Inorganic -1.24%
E.I. du Pont de Nemours and Company	23,600	1,199,824

Chemicals -- Specialty - 1.24%
Air Products and Chemicals, Inc.	14,900	1,197,513

Communications Equipment - 4.93%
Cisco Systems, Inc.*	69,800	1,942,185
Nokia Corporation, Series A, ADR	56,200	1,579,782
QUALCOMM Incorporated	28,600	1,240,525
		4,762,492
Computers -- Micro - 2.20%
Apple Inc.*	17,400	2,123,844

Computers -- Peripherals - 1.21%
Microsoft Corporation	39,758	1,171,271

Defense - 2.45%
General Dynamics Corporation	30,200	2,362,244

Electrical Equipment - 1.09%
Emerson Electric Co.	22,400	1,048,320

Electronic Components - 2.75%
Microchip Technology Incorporated	34,700	1,285,982
Texas Instruments Incorporated	36,500	1,373,495
		2,659,477
Food and Related - 1.21%
Wm. Wrigley Jr. Company	21,100	1,167,041

Health Care -- Drugs - 4.93%
Allergan, Inc.	22,200	1,279,608
Genentech, Inc.*	13,700	1,036,542
Gilead Sciences, Inc.*	31,800	1,233,681
Pfizer Inc.	47,200	1,206,904
		4,756,735
Health Care -- General - 4.02%
DENTSPLY International Inc.	35,000	1,338,575
Johnson & Johnson	26,200	1,614,444
Zimmer Holdings, Inc.*	10,900	925,301
		3,878,320
Hospital Supply and Management - 1.17%
Medtronic, Inc.	21,800	1,130,548

Hotels and Gaming - 0.93%
Las Vegas Sands, Inc.*	11,800	901,402

Household -- General Products - 1.77%
Colgate-Palmolive Company	26,300	1,705,555

Insurance -- Life - 1.22%
Aflac Incorporated	23,000	1,182,200

Insurance -- Property and Casualty - 1.12%
Berkshire Hathaway Inc., Class B*	300	1,081,500

Leisure Time Industry - 1.03%
Time Warner Inc.	47,100	990,984

Motion Pictures - 1.39%
News Corporation Limited, Class A	63,400	1,344,714

Multiple Industry - 3.24%
Altria Group, Inc.	9,800	687,372
General Electric Company	63,680	2,437,670
		3,125,042
Non-Residential Construction - 1.86%
Fluor Corporation	16,100	1,793,057

Petroleum -- Domestic - 1.42%
BP p.l.c., ADR	19,000	1,370,660

Petroleum -- International - 3.99%
Chevron Corporation	13,500	1,137,240
Exxon Mobil Corporation	32,400	2,717,712
		3,854,952
Petroleum -- Services - 2.08%
Schlumberger Limited	23,700	2,013,078

Publishing - 1.11%
Meredith Corporation	17,400	1,071,840

Retail -- General Merchandise - 2.08%
Target Corporation	15,000	954,000
Wal-Mart Stores, Inc.	21,900	1,053,609
		2,007,609
Retail -- Specialty Stores - 0.71%
Best Buy Co., Inc.	14,800	690,716

Security and Commodity Brokers - 4.92%
American Express Company	17,800	1,089,004
Chicago Mercantile Exchange Holdings Inc.	1,500	801,540
J.P. Morgan Chase & Co.	26,800	1,298,460
UBS AG	26,000	1,560,260
		4,749,264
Timesharing and Software - 1.07%
Paychex, Inc.	26,400	1,032,900

Trucking and Shipping - 0.69%
Expeditors International of Washington, Inc.	16,100	665,091

Utilities -- Electric - 1.48%
Exelon Corporation	19,700	1,430,220

Utilities -- Telephone - 1.64%
AT&T Inc.	38,100	1,581,150

TOTAL COMMON STOCKS - 72.46%		$69,976,927

(Cost: $50,435,387)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.27%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	264,558

Beverages - 0.36%
Diageo Capital plc,
3.5%, 11-19-07	350	347,359

Finance Companies - 2.37%
American International Group,
3.85%, 11-26-07 (A)	500	497,043
Banco Hipotecario Nacional:
7.916%, 7-25-09 (A)	6	65
8.0%, 3-31-11 (A)	199	49,869
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust,
6.56%, 11-18-35	352	353,693
General Motors Acceptance Corporation,
6.125%, 8-28-07	300	300,204
Prudential Insurance Company of America,
6.6%, 5-15-08 (A)	750	756,386
Unilever Capital Corporation,
5.9%, 11-15-32	350	330,961
		2,288,221
Food and Related - 1.21%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	756,992
Cargill, Inc.,
6.375%, 6-1-12 (B)	400	412,076
		1,169,068
Insurance -- Life - 0.49%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	468,923

TOTAL CORPORATE DEBT SECURITIES - 4.70%		$4,538,129

(Cost: $4,548,405)

OTHER GOVERNMENT SECURITIES - 0.58%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$558,249
(Cost: $567,035)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 4.74%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.23%, 1-1-08	416	414,702
6.0%, 9-1-17	372	374,868
5.0%, 1-1-18	421	408,675
5.5%, 4-1-18	321	317,280
6.5%, 10-1-28	143	146,441
6.5%, 2-1-29	30	30,774
7.0%, 5-1-31	29	30,308
7.5%, 5-1-31	50	52,602
7.0%, 7-1-31	43	44,494
7.0%, 9-1-31	61	63,919
7.0%, 9-1-31	47	48,739
7.0%, 11-1-31	148	154,348
6.5%, 2-1-32	161	164,860
7.0%, 2-1-32	167	174,724
7.0%, 2-1-32	92	96,045
6.5%, 3-1-32	49	49,559
7.0%, 3-1-32	99	103,028
7.0%, 6-1-32	32	33,370
7.0%, 7-1-32	185	191,348
6.5%, 8-1-32	79	80,403
6.0%, 9-1-32	614	610,772
6.5%, 9-1-32	147	150,814
5.5%, 5-1-33	298	288,705
5.5%, 5-1-33	174	168,236
5.5%, 5-1-33	116	112,104
5.5%, 6-1-33	278	269,846
		4,580,964
Treasury Obligations - 10.18%
United States Treasury Bond,
7.5%, 11-15-16	500	589,649
United States Treasury Notes:
3.0%, 2-15-08	900	888,820
4.0%, 3-15-10	800	782,187
4.25%, 10-15-10	2,000	1,961,562
3.875%, 2-15-13	1,250	1,187,207
3.625%, 5-15-13	750	701,192
4.25%, 8-15-13	900	868,992
4.25%, 8-15-15	3,000	2,846,484
		9,826,093

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 14.92%		$14,407,057

(Cost: $14,806,604)

SHORT-TERM SECURITIES

Insurance -- Life - 3.62%
American General Finance Corporation,
5.27%, 7-2-07	3,500	3,499,488

Utilities -- Telephone - 3.72%
Verizon Communications Inc.,
5.37%, 7-2-07	3,589	3,588,464

TOTAL SHORT-TERM SECURITIES - 7.34%		$7,087,952

(Cost: $7,087,952)

TOTAL INVESTMENT SECURITIES -100.00%		$96,568,314

(Cost: $77,445,383)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2007 the total value of these securities amounted to $1,303,363 or 1.35% of total investments.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2007 the total value of these securities amounted to 0.43% of total investments.

The Investments of Ivy Bond Fund
June 30, 2007
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$255,675
Public Storage, Inc., 6.25% Cumulative	10,500	244,230

TOTAL PREFERRED STOCKS - 0.63%		$499,905

(Cost: $520,050)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aluminum - 0.24%
Steelcase Inc.,
6.5%, 8-15-11	$185	187,105

Asset-Backed Securities - 3.90%
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (A)	120	120,210
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28	143	144,174
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	530	525,160
C-Bass 2006-MH1 Trust:
6.24%, 10-25-36 (A)(B)	105	102,745
6.25%, 10-25-36 (A)(B)	170	167,300
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	370	366,522
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	193,140
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A)(C)	300	280,526
Green Tree Financial Corporation:
6.4%, 10-15-18	70	70,278
7.35%, 5-15-27	38	39,358
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	43	41,716
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	188	178,972
Origen Manufactured Housing Contract Trust 2004-A,
5.7%, 1-15-35	100	97,031
Origen Manufactured Housing Contract Trust:
2004-B,
5.73%, 11-15-35	50	47,640
2005-A:
4.49%, 5-15-18	197	194,761
5.86%, 6-15-36 (A)	120	114,180
2005-B,
5.605%, 5-15-22	80	77,513
Vanderbilt Mortgage and Finance, Inc.,
6.37%, 3-7-28 (A)	147	146,556
WFS Financial 2005-2 Owner Trust,
4.39%, 11-19-12	175	173,516
		3,081,298
Banks - 0.29%
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33 (B)	273	227,336

Broadcasting - 0.60%
Cox Communications, Inc.,
7.125%, 10-1-12	450	475,413

Business Equipment and Services - 1.22%
AMVESCAP PLC,
5.625%, 4-17-12	320	317,463
HSBC Finance Corporation,
5.7%, 6-1-11	400	401,106
International Lease Finance Corporation,
5.625%, 9-20-13	250	249,442
		968,011
Chemicals -- Specialty - 0.62%
Valspar Corporation (The),
6.05%, 5-1-17	500	490,513

Collateralized Mortgage Obligations - 7.99%
Banc of America Alternative Loan Trust:
2005-10:
5.66855%, 11-25-35 (A)	282	267,914
5.66855%, 11-25-35 (A)	136	126,882
2005-12:
5.80779%, 1-25-36 (A)	301	289,969
5.80779%, 1-25-36 (A)	219	196,427
2006-4,
6.22513%, 5-25-36 (A)	324	315,335
2006-8,
6.25105%, 11-25-46 (A)	144	120,695
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2001-1,
6.125%, 4-15-36 (B)	380	377,506
Series 2002-2,
6.2%, 7-11-43 (B)	275	276,968
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	500	483,647
Banc of America Mortgage 2007-1 Trust:
6.0%, 3-25-37	245	238,445
6.0%, 3-25-37	169	161,894
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	94	92,243
Banco Hipotecario Nacional,
7.916%, 7-25-09 (C)	7	74
BlackRock Capital Finance,
7.75%, 9-25-26 (B)	112	111,919
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	118	112,318
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	47	47,034
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	194	181,512
5.39543%, 4-25-32 (A)	286	257,772
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (C)	255	245,630
5.25%, 11-25-32 (C)	298	285,955
J.P. Morgan Mortgage Trust 2005-S2,
5.66917%, 9-25-35 (A)	512	487,771
J.P. Morgan Mortgage Trust 2006-S3,
6.5%, 8-25-36	395	390,422
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	585	573,750
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	183	174,776
Mellon Residential Funding,
6.75%, 6-26-28	58	57,996
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	244	237,718
Structured Asset Securities Corporation,
5.63%, 5-25-34 (A)	208	204,932
		6,317,504
Computers -- Peripherals - 0.61%
Intuit Inc.,
5.75%, 3-15-17	500	481,269

Conduit - 14.59%
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2:
6.0%, 7-15-31 (B)	100	99,945
6.0%, 7-15-31 (B)	500	497,081
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (A)	1,500	1,474,139
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.0%, 10-15-36 (B)	320	309,796
Bear Stearns Mortgage Funding Trust 2006-SL6,
5.92%, 1-25-37 (A)	265	223,640
CD 2006-CD2 Mortgage Trust,
5.80516%, 1-15-46 (A)(B)	710	696,993
CD 2007-CD4 Commercial Mortgage Trust,
5.883%, 12-11-49 (B)	480	440,400
CHL Mortgage Pass-Through Trust 2004-J4,
5.25%, 5-25-34	692	625,464
COMM 2006-CNL2:
5.57%, 2-5-19 (A)(B)	95	92,009
5.57%, 2-5-19 (A)(B)	225	218,778
Commercial Mortgage Asset Trust,
6.0%, 11-17-32	225	223,687
DLJ Commercial Mortgage Corp. 1998-CG1,
7.36358%, 6-10-31 (A)(B)	350	372,366
First Horizon Mortgage Pass-Through Trust 2003-8,
5.12469%, 10-25-33 (A)	96	78,872
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (B)	565	564,951
GE Commercial Mortgage Corporation, Series 2007-C1 Trust,
5.543%, 12-10-49 (A)	700	681,702
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (B)	225	231,981
Hilton Hotel Pool Trust:
5.82%, 10-3-15 (A)(B)	790	797,160
7.653%, 10-3-15 (B)	430	446,556
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	526	516,768
Hometown Commercial Trust 2007-1, Commercial Mortgage-Baked Notes, Series 2007-1,
6.057%, 4-11-17 (C)	480	477,075
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.88%, 11-28-35 (A)(C)	105	103,097
5.88%, 11-28-35 (A)(C)	155	143,448
1.09474%, 11-28-35 (Interest Only) (A)(C)	5,993	134,844
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (B)	300	305,246
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	285	270,401
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates:
Series 2006-C26,
6.011%, 6-15-45 (A)	450	454,098
Series 2007- C31,
5.509%, 4-15-47	1,095	1,062,171
		11,542,668
Construction Materials - 1.86%
Crane Co.,
6.55%, 11-15-36	540	520,885
CRH America, Inc.,
6.0%, 9-30-16	370	365,835
USG Corporation,
6.3%, 11-15-16	600	586,291
		1,473,011
Finance Companies - 17.66%
Allied Capital Corporation,
6.625%, 7-15-11	685	691,667
Asset Securitization Corporation:
7.61434%, 2-14-43 (A)	170	180,601
1.61808%, 10-13-26 (Interest Only) (A)(B)	963	42,327
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36 (A)	650	638,418
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	500	476,097
CWHEQ Home Equity Loan Trust:
Series 2006-S6,
5.962%, 3-25-34	210	204,517
Series 2007-S2,
5.934%, 5-25-37	580	568,094
Caithness Coso Funding Corp.,
5.489%, 6-15-19 (C)	218	211,521
Capmark Financial Group Inc.:
6.3%, 5-10-17 (B)	200	196,811
5.875%, 5-10-12 (B)	400	394,758
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (B)	245	247,990
Capital Auto Receivables Asset Trust 2007-1,
6.57%, 9-16-13 (B)	525	513,844
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.25%, 6-25-32	126	122,787
Colonial Bank, N.A.,
6.375%, 12-1-15	500	503,274
ERAC USA Finance Company,
5.9%, 11-15-15 (B)	265	258,960
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	415	403,680
Ford Credit Auto Owner Trust 2006-B,
7.12%, 2-15-13 (B)	140	142,403
Ford Credit Auto Owner Trust 2006-C,
6.89%, 5-15-13	200	199,210
Ford Credit Auto Owner Trust 2007-A,
7.05%, 12-15-13 (B)	175	175,089
Fund American Companies, Inc.,
5.875%, 5-15-13	560	550,679
GMAC LLC,
6.625%, 5-15-12	320	309,018
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (A)	485	479,977
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (A)	570	559,335
Goldman Sachs Capital I,
6.345%, 2-15-34	610	581,767
J.P. Morgan Alternative Loan Trust 2006-A7,
5.75%, 12-25-36 (A)	645	634,974
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (A)	590	586,765
J.P. Morgan Mortgage Acquisition Trust 2006-WF1,
6.41%, 7-25-36 (A)	1,095	1,087,329
JPMorgan Chase Capital XVIII,
6.95%, 8-17-36	425	429,587
Lazard Group LLC,
6.85%, 6-15-17 (B)	750	750,517
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass-Through Certificates, Series 1998-XL2,
6.43556%, 10-3-34 (A)	500	503,622
PNC Funding Corp,
5.625%, 2-1-17	370	362,464
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	107	103,249
Selkirk Cogen Funding Corporation,
8.65%, 12-26-07	28	27,610
Symetra Financial Corporation,
6.125%, 4-1-16 (B)	400	395,567
TimberStar Trust I,
6.2082%, 10-15-36 (B)	460	444,349
		13,978,857
Hospital Supply and Management - 1.42%
Coventry Health Care, Inc.,
5.95%, 3-15-17	655	638,953
Laboratory Corporation of America Holdings:
5.5%, 2-1-13	215	207,127
5.625%, 12-15-15	285	274,702
		1,120,782
Household -- General Products - 0.81%
Estee Lauder Companies Inc. (The),
6.0%, 5-15-37	670	640,441

Insurance -- Life - 0.97%
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	468,923
6.9%, 5-29-67	300	294,401
		763,324
Insurance -- Property and Casualty - 1.37%
Commerce Group, Inc. (The),
5.95%, 12-9-13	305	302,153
Liberty Mutual Holding Company Inc.,
7.8%, 3-15-37 (C)	360	338,951
Willis North America Inc.,
6.2%, 3-28-17	455	445,534
		1,086,638
Petroleum -- Domestic - 1.47%
Plains Exploration & Production Company,
7.75%, 6-15-15	750	744,375
Williams Partners L.P. and Williams Partners Finance Corporation,
7.25%, 2-1-17	420	422,100
		1,166,475
Petroleum -- International - 1.17%
Anadarko Petroleum Corporation,
6.45%, 9-15-36	435	418,395
El Paso Corporation,
7.0%, 6-15-17	515	509,358
		927,753
Petroleum -- Services - 0.78%
Energy Transfer Partners, L.P.,
6.625%, 10-15-36	200	195,304
Weatherford International Ltd.,
6.8%, 6-15-37 (B)	415	422,481
		617,785
Real Estate Investment Trust - 2.28%
Equity One, Inc.:
6.25%, 1-15-17	285	284,710
6.0%, 9-15-17 (B)	185	180,960
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	550	518,840
Highwoods Realty Limited Partnership,
5.85%, 3-15-17 (B)	405	391,730
Nationwide Health Properties, Inc.,
6.0%, 5-20-15	440	430,500
		1,806,740
Security and Commodity Brokers - 1.67%
Janus Capital Group Inc.,
6.25%, 6-15-12	565	568,790
Jefferies Group, Inc.,
6.25%, 1-15-36	400	374,818
Nuveen Investments, Inc.,
5.5%, 9-15-15	465	378,544
		1,322,152
Textile - 0.48%
Mohawk Industries, Inc.,
6.125%, 1-15-16	380	376,147

Utilities -- Electric - 1.47%
MidAmerican Energy Holdings Company,
6.125%, 4-1-36	475	458,899
Oncor Electric Delivery Company,
7.0%, 9-1-22	450	469,971
Pennsylvania Electric Company,
5.125%, 4-1-14	250	237,399
		1,166,269
Utilities -- Telephone - 1.06%
Sprint Capital Corporation,
6.9%, 5-1-19	440	435,572
Qwest Corporation,
6.5%, 6-1-17 (B)	425	404,813
		840,385

TOTAL CORPORATE DEBT SECURITIES - 64.53%		$51,057,876

(Cost: $52,330,387)

MUNICIPAL OBLIGATION -- TAXABLE - 0.10%

Minnesota
City of Eden Prairie, Minnesota, Taxable Multifamily Housing Revenue Refunding Bonds (GNMA Collateralized Mortgage Loan - Parkway Apartments Project), Series 2000B,
7.35%, 2-20-09	75	$75,914
(Cost: $75,000)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 1.33%
Federal National Mortgage Association:
4.25%, 5-15-09	500	491,814
5.125%, 1-2-14	575	561,808
		1,053,622
Mortgage-Backed Obligations - 18.88%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	120	112,174
6.5%, 9-1-32	218	224,375
6.0%, 11-1-33	455	452,977
5.5%, 5-1-34	184	178,071
5.5%, 5-1-34	130	126,519
5.5%, 6-1-34	1,497	1,449,703
5.0%, 9-1-34	41	38,309
5.5%, 9-1-34	150	144,931
5.5%, 10-1-34	351	340,004
5.5%, 7-1-35	428	413,337
5.5%, 7-1-35	215	207,931
5.5%, 10-1-35	567	549,948
Federal National Mortgage Association Fixed Rate, Pass-Through Certificates,
6.23%, 1-1-08	139	138,234
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	173	171,005
6.0%, 9-1-17	97	97,466
5.5%, 3-1-18	106	104,380
5.0%, 6-1-18	400	388,164
5.0%, 7-1-18	143	138,671
7.5%, 5-1-31	116	121,345
7.0%, 9-1-31	43	44,840
7.0%, 11-1-31	82	85,749
6.5%, 12-1-31	52	53,060
7.0%, 2-1-32	76	79,420
7.0%, 3-1-32	84	87,518
6.5%, 4-1-32	23	23,634
6.5%, 5-1-32	23	23,558
6.5%, 7-1-32	64	65,466
6.5%, 8-1-32	57	58,599
6.5%, 8-1-32	53	54,095
6.5%, 9-1-32	92	94,894
6.5%, 9-1-32	37	37,982
6.0%, 10-1-32	123	122,455
6.5%, 10-1-32	110	112,415
6.0%, 11-1-32	128	128,207
6.0%, 3-1-33	96	95,914
5.5%, 4-1-33	161	155,690
6.0%, 4-1-33	190	188,853
5.5%, 5-1-33	120	116,543
6.0%, 10-1-33	188	187,436
5.5%, 1-1-34	113	109,570
5.5%, 1-1-34	109	105,315
6.0%, 1-1-34	459	456,429
5.5%, 3-1-34	159	153,824
5.5%, 3-1-34	69	67,138
5.5%, 4-1-34	166	160,615
5.5%, 4-1-34	50	48,899
5.0%, 5-1-34	71	66,819
5.5%, 5-1-34	136	131,852
6.0%, 7-1-34	975	964,335
5.5%, 11-1-34	1,317	1,275,539
6.0%, 11-1-34	797	791,646
5.5%, 2-1-35	201	194,228
4.5%, 3-1-35	453	412,048
5.0%, 7-1-35	206	193,119
5.0%, 7-1-35	101	94,714
5.0%, 7-1-35	86	80,747
5.0%, 7-1-35	49	46,023
4.5%, 9-1-35	414	377,249
5.5%, 10-1-35	943	912,345
Government National Mortgage Association Fixed Rate Pass Through Certificates,
5.5%, 7-1-35	845	819,914
Government National Mortgage Association Agency REMIC/CMO (Interest Only),
0.94697%, 6-17-45 (A)	5,031	263,404
		14,939,644
Treasury Inflation Protected Obligation - 1.50%
United States Treasury Note,
1.875%, 7-15-13 (D)	1,100	1,187,403

Treasury Obligations - 8.88%
United States Treasury Bond,
5.375%, 2-15-31	1,015	1,042,278
United States Treasury Notes:
2.75%, 8-15-07	800	797,938
4.625%, 3-31-08	2,000	1,994,062
2.625%, 5-15-08	500	489,844
3.375%, 10-15-09 (E)	1,400	1,354,500
4.625%, 2-29-12	1,365	1,347,512
		7,026,134

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 30.59%		$24,206,803

(Cost: $24,676,248)

SHORT-TERM SECURITIES

Insurance -- Life - 2.78%
American General Finance Corporation,
5.27%, 7-2-07	2,200	2,199,678

Utilities -- Telephone - 1.37%
Verizon Communications Inc.,
5.37%, 7-2-07	1,085	1,084,838

TOTAL SHORT-TERM SECURITIES - 4.15%		$3,284,516

(Cost: $3,284,516)

TOTAL INVESTMENT SECURITIES - 100.00%		$79,125,014

(Cost: $80,886,201)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Variable rate security. Interest rate disclosed is that which is in effect June 30, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2007, the total value of these securities amounted to $12,046,133 or 15.22% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2007, the total value of these securities amounted to $3,141,569 or 3.97% of total investments.

(D)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(E)Security serves as collateral for the following open futures contracts at June 30, 2007:

Type	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

United States 2 Year Treasury Note	Long	73	9-28-07	$14,876,031	$(26,599)
United States 5 Year Treasury Note	Long	25	9-28-07	2,601,954	(13,484)
United States 10 Year Treasury Note	Short	(94)	9-19-07	(9,936,094)	34,366
United States 30 Year Treasury Bond	Short	(39)	9-19-07	(4,202,250)	29,156

				$3,339,641	$23,439

The Investments of Ivy Cundill Global Value Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Bermuda - 4.22%
First Pacific Company Limited (A)	56,202,000	$40,610,459

Canada - 1.72%
Fairfax Financial Holdings Limited (A)	86,500	16,524,525

Germany - 5.32%
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	278,707	51,188,387

Italy - 4.39%
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	388,008	42,274,675

Japan - 43.29%
ACOM CO., LTD. (A)	823,080	29,547,319
AIFUL Corporation (A)	1,823,050	52,415,001
Asatsu-DK Inc. (A)	1,354,800	45,884,394
Coca-Cola West Holdings Company, Limited (A)	1,879,200	43,727,172
Kirin Brewery Company, Limited (A)	2,582,000	38,648,739
Mabuchi Motor Co., Ltd. (A)	673,000	41,268,223
Millea Holdings, Inc. (A)	1,061,600	43,627,988
Nippon Television Network Corporation (A)	202,420	27,652,421
Seven & i Holdings Co., Ltd. (A)	713,800	20,406,709
TV Asahi Corporation (A)	15,304	31,198,408
Takefuji Corporation (A)	1,257,480	42,281,967
		416,658,341
Singapore - 4.96%
Singapore Press Holdings Limited (A)	15,738,000	47,704,929

South Korea - 14.77%
Korea Electric Power Corporation (A)	1,124,104	49,887,172
Korea Investment Holdings Co., Ltd. (A)	443,841	30,362,885
Korea Tobacco & Ginseng Corporation (A)	692,838	48,746,517
SK Telecom Co., Ltd. (A)	15,890	3,663,549
Samsung Electronics Co., Ltd. (A)	20,430	9,564,296
		142,224,419
United States - 6.78%
DIRECTV Group, Inc. (The)*	1,458,742	33,711,528
Liberty Media Corporation, Liberty Capital Series A*	143,500	16,879,905
Pfizer Inc.	575,000	14,702,750
		65,294,183

TOTAL COMMON STOCKS - 85.45%		$822,479,918

(Cost: $695,541,683)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 1.14%	Face Amount in Thousands

Euro, 9-21-07 (B)	EUR27,197	(603,329)
Euro, 1-18-08 (B)	34,086	(523,069)
Japanese Yen, 9-21-07 (B)	JPY29,935,225	14,048,426
Japanese Yen, 1-18-08 (B)	20,628,191	(667,853)
Singapore Dollar, 9-21-07 (B)	SGD39,900	178,294
Singapore Dollar, 1-18-08 (B)	21,285	(70,658)
South Korean Won, 9-21-07 (B)	KRW62,269,785	(1,190,553)
South Korean Won, 1-18-08 (B)	53,623,286	(221,805)
		$10,949,453

SHORT-TERM SECURITIES	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $42,331,106 on 7-2-07 (C)	$42,317	42,317,000
J.P. Morgan Securities Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $42,005,997 on 7-2-07 (D)	41,992	41,992,000
J.P. Morgan Securities Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $31,693,561 on 7-2-07 (E)	31,683	31,683,000
J.P. Morgan Securities Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $13,114,370 on 7-2-07 (F)	13,110	13,110,000

TOTAL SHORT-TERM SECURITIES - 13.41%		$129,102,000

(Cost: $129,102,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$962,531,371

(Cost: $824,643,683)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, SGD - Singapore Dollar).

(C)Collateralized by $31,617,000 United States Treasury Bond, 8.75% due 8-15-20; market value and accrued interest aggregate $43,404,763.

(D)Collateralized by $31,649,000 United States Treasury Bond, 8.875% due 2-15-19; market value and accrued interest aggregate $43,048,356.

(E)Collateralized by $25,011,000 United States Treasury Bond, 8.125% due 8-15-19; market value and accrued interest aggregate $32,494,326.

(F)Collateralized by $9,503,000 United States Treasury Bond, 10.625% due 8-15-15; market value and accrued interest aggregate $13,428,597.

The Investments of Ivy Dividend Income Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 5.47%
Boeing Company (The)	50,700	$4,875,312
Goodrich Corporation	43,550	2,593,838
Raytheon Company	40,250	2,169,073
		9,638,223
Banks - 1.65%
Bank of America Corporation	59,450	2,906,510

Beverages - 3.74%
Coca-Cola Company (The)	39,400	2,061,014
Diageo plc, ADR	30,300	2,524,293
PepsiCo, Inc.	31,100	2,016,835
		6,602,142
Capital Equipment - 3.82%
Caterpillar Inc.	19,850	1,554,255
Deere & Company	42,900	5,179,746
		6,734,001
Chemicals -- Petroleum and Inorganic - 3.79%
E.I. du Pont de Nemours and Company	48,400	2,460,656
Monsanto Company	34,750	2,347,015
UAP Holding Corp.	62,450	1,882,555
		6,690,226
Chemicals -- Specialty - 1.46%
Air Products and Chemicals, Inc.	32,050	2,575,858

Computers -- Peripherals - 1.15%
Microsoft Corporation	68,750	2,025,375

Electrical Equipment - 0.91%
Emerson Electric Co.	34,450	1,612,260

Electronic Components - 0.99%
Microchip Technology Incorporated	47,100	1,745,526

Health Care -- Drugs - 2.04%
Abbott Laboratories	36,000	1,927,800
Merck & Co., Inc.	33,350	1,660,830
		3,588,630
Hospital Supply and Management - 0.90%
Medtronic, Inc.	30,650	1,589,509

Hotels and Gaming - 2.51%
Harrah's Entertainment, Inc.	19,550	1,666,833
Starwood Hotels & Resorts Worldwide, Inc.	41,100	2,756,577
		4,423,410
Household -- General Products - 3.06%
Colgate-Palmolive Company	42,650	2,765,853
Procter & Gamble Company (The)	43,050	2,634,230
		5,400,083
Insurance -- Life - 0.88%
Aflac Incorporated	30,200	1,552,280

Insurance -- Property and Casualty - 4.80%
ACE Limited	22,250	1,391,070
Ambac Financial Group, Inc.	23,950	2,088,200
Everest Re Group, Ltd.	15,250	1,656,760
MBIA Inc.	27,400	1,704,828
Travelers Companies, Inc. (The)	30,150	1,613,025
		8,453,883
Metal Fabrication - 1.13%
Loews Corporation, Carolina Group	25,700	1,985,839

Mining - 0.56%
Rio Tinto plc, ADR	3,200	979,584

Multiple Industry - 6.77%
Altria Group, Inc.	66,000	4,629,240
Blackstone Group L.P. (The)*	11,400	333,678
General Electric Company	109,100	4,176,348
NuStar GP Holdings, LLC	72,950	2,791,067
		11,930,333
Non-Residential Construction - 2.21%
Fluor Corporation	34,900	3,886,813

Petroleum -- International - 5.70%
Anadarko Petroleum Corporation	44,550	2,316,154
Apache Corporation	27,900	2,276,361
Exxon Mobil Corporation	54,100	4,537,908
Marathon Oil Corporation	15,200	911,392
		10,041,815
Petroleum -- Services - 9.62%
Baker Hughes Incorporated	41,500	3,491,395
Grant Prideco, Inc.*	33,000	1,776,390
National Oilwell Varco, Inc.*	22,650	2,361,036
Schlumberger Limited	64,200	5,453,148
Transocean Inc.*	17,600	1,865,248
Weatherford International Ltd.*	36,200	1,999,688
		16,946,905
Railroad - 2.23%
Burlington Northern Santa Fe Corporation	17,650	1,502,721
Union Pacific Corporation	21,150	2,435,423
		3,938,144
Real Estate Investment Trust - 2.99%
Douglas Emmett, Inc.	78,500	1,942,090
ProLogis	22,650	1,288,785
Simon Property Group, Inc.	21,900	2,037,576
		5,268,451
Restaurants - 1.21%
McDonald's Corporation	42,000	2,131,920

Security and Commodity Brokers - 9.67%
AllianceBernstein Holding L.P.	52,700	4,589,643
Chicago Mercantile Exchange Holdings Inc.	7,950	4,248,162
J.P. Morgan Chase & Co.	70,702	3,425,512
NYMEX Holdings, Inc.	21,800	2,738,734
UBS AG	34,000	2,040,340
		17,042,391
Tobacco - 1.00%
Reynolds American Inc.	27,000	1,760,400

Utilities -- Electric - 2.58%
Dominion Resources, Inc.	22,100	1,907,451
NRG Energy, Inc.*	63,500	2,639,695
		4,547,146
Utilities -- Gas and Pipeline - 0.70%
Enbridge Inc.	36,350	1,227,903

Utilities -- Telephone - 3.37%
AT&T Inc.	54,073	2,244,029
Iowa Telecommunications Services, Inc.	84,150	1,912,730
Windstream Corporation	120,800	1,783,008
		5,939,767

TOTAL COMMON STOCKS - 86.91%		$153,165,327

(Cost: $120,147,511)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Construction Equipment - 2.88%
Black & Decker Corp.,
5.45%, 7-2-07	$5,075	5,074,232

Household -- General Products - 1.70%
Procter & Gamble Company (The),
5.32%, 7-12-07	3,000	2,995,123

Insurance -- Life - 2.26%
American General Finance Corporation,
5.27%, 7-2-07	4,000	3,999,414

Leisure Time Industry - 2.84%
Walt Disney Company (The),
5.44%, 7-2-07	5,000	4,999,245

Utilities -- Telephone - 2.84%
Verizon Communications Inc.,
5.37%, 7-2-07	5,000	4,999,254

Total Commercial Paper - 12.52%		22,067,268

Municipal Obligation - 0.57%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch),
5.35%, 7-1-20 (A)	1,000	1,000,000

TOTAL SHORT-TERM SECURITIES - 13.09%		$23,067,268

(Cost: $23,067,268)

TOTAL INVESTMENT SECURITIES - 100%		$176,232,595

(Cost: $143,214,779)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

The Investments of Ivy European Opportunities Fund
June 30, 2007
COMMON STOCKS AND RIGHTS	Shares	Value

Austria - 1.80%
AGRANA Beteiligungs-AG (A)	10,200	$1,130,235
OMV Aktiengesellschaft (A)	148,014	9,914,344
		11,044,579
Bermuda - 2.47%
SeaDrill Limited (A)*	702,558	15,160,465

British Virgin Islands - 1.66%
Inmarsat plc (A)	1,255,005	10,187,874

Cayman Islands - 1.02%
Subsea 7 Inc. (A)*	291,174	6,246,197

France - 10.43%
Altamir Amboise (A)	484,911	7,659,080
Altamir Amboise, Rights (A)*	310,347	168,016
France Telecom (A)	401,768	11,093,006
Peugeot S.A. (A)	220,611	17,849,530
Sanofi-Aventis (A)	182,866	14,874,801
TOTAL S.A. (A)	151,219	12,333,298
		63,977,731
Germany - 17.25%
Commerzbank Aktiengesellschaft (A)	342,360	16,333,748
Continental Aktiengesellschaft (A)	82,519	11,611,965
DaimlerChrysler AG, Registered Shares (A)	69,487	6,418,742
Deutsche Post AG (A)	322,362	10,445,079
E.ON AG (A)	52,323	8,752,249
Hypo Real Estate Holding AG (A)	281,994	18,266,540
Pfleiderer Ag, Registered Shares (A)	425,982	13,012,673
RWE Aktiengesellschaft (A)*	85,800	9,117,085
SAP Aktiengesellschaft (A)	230,624	11,817,588
		105,775,669
Greece - 8.60%
Alpha Bank (A)	473,719	14,938,963
Coca-Cola Hellenic Bottling Company S.A. (A)*	264,680	12,179,901
National Bank of Greece S.A. (A)	317,983	18,247,925
Titan Cement Company S.A. (A)	126,954	7,354,174
		52,720,963
Ireland - 3.83%
CRH public limited company (A)	368,252	18,246,878
IAWS Group, plc (A)	250,242	5,253,101
		23,499,979
Italy - 4.64%
AZIMUT HOLDING S.P.A. (A)	567,000	9,746,092
Eni S.p.A. (A)	323,515	11,778,512
UniCredito Italiano S.p.A. (A)	769,096	6,901,410
		28,426,014
Luxembourg - 1.62%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	458,062	9,907,059

Netherlands - 4.30%
Aalberts Industries N.V. (A)	296,000	8,152,670
Akzo Nobel N.V. (A)	141,783	12,273,724
Univar N.V. (A)	111,439	5,912,443
		26,338,837
Norway - 5.66%
BW Offshore Limited (A)*	1,049,878	4,949,441
Eitzen Chemical ASA (A)(B)*	847,312	3,649,637
Prosafe ASA (A)	542,100	8,687,279
Statoil ASA (A)	558,894	17,391,541
		34,677,898
Spain - 8.64%
Altadis, S.A. (A)	124,673	8,301,971
Banco Bilbao Vizcaya Argentaria, S.A. (A)	381,445	9,396,087
Banco Santander Central Hispano, S.A. (A)	474,536	8,792,580
Enagas, S.A. (A)	297,235	7,374,051
FOMENTO DE CONSTRUCCIONES Y CONTRATAS, S.A. (A)	98,848	8,956,992
Promotora de Informaciones, S.A. (A)	233,216	5,151,364
Realia Business, S.A. (A)	574,885	5,010,840
		52,983,885
Sweden - 1.90%
Investor AB, B Shares (A)	446,930	11,631,995

Switzerland - 1.73%
UBS AG (A)	175,672	10,584,903

Turkey - 0.98%
Turkiye Halk Bankasi A.S. (A)(B)*	933,013	6,006,827

United Kingdom - 19.92%
Admiral Group Plc (A)	228,049	4,071,159
Aurora Russia Limited (A)*	1,110,000	2,017,250
British Sky Broadcasting Group plc (A)	920,220	11,826,595
Evolution Group Plc (The) (A)	2,592,416	7,027,916
IP Group plc (A)*	1,619,705	4,813,774
Imperial Tobacco Group PLC (A)	230,000	10,655,247
Investec plc (A)	356,195	4,599,249
Lloyds TSB Group plc (A)*	1,022,122	11,412,101
Man Group plc (A)	932,526	11,404,240
MAXjet Airways, Inc. (A)(B)*	1,129,023	2,987,043
NDS Group plc, ADR*	100,000	4,700,000
Premier Brands Foods plc (A)	918,000	5,336,781
Regal Petroleum plc (A)*	667,000	3,147,616
Regal Petroleum plc (A)(B)*	1,050,000	4,955,018
Royal Bank of Scotland Group plc (The) (A)	1,347,710	17,131,219
Vodafone Group Plc (A)	4,765,992	16,059,550
		122,144,758

TOTAL COMMON STOCKS AND RIGHTS - 96.45%		$591,315,633

(Cost: $460,726,616)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.57%
BP Capital Markets p.l.c.,
5.34%, 7-2-07	$15,772	15,769,660

Insurance -- Life - 0.98%
AEGON N.V.,
5.37%, 7-2-07	6,000	5,999,105

TOTAL SHORT-TERM SECURITIES - 3.55%		$21,768,765

(Cost: $21,768,765)

TOTAL INVESTMENT SECURITIES - 100.00%		$613,084,398

(Cost: $482,495,381)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $17,598,525 or 2.87% of total investments.

The Investments of Ivy Global Natural Resources Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Bermuda - 1.32%
Aquarius Platinum Limited (A)	500,000	$15,703,442
China Gas Holdings Limited (A)	83,454,300	35,754,541
Weatherford International Ltd.*	600,000	33,144,000
		84,601,983
Brazil - 12.16%
Aracruz Celulose S.A., ADR	600,000	39,744,000
Bradespar S.A. (A)	1,700,000	64,589,425
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	600,000	3,856,921
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	850,000	37,468,000
Companhia Energetica de Minas Gerais - CEMIG, ADR	2,461,800	51,943,980
Companhia Siderurgica Nacional (A)	1,273,400	65,749,425
Companhia Siderurgica Nacional, ADR	500,000	25,860,000
Companhia Vale do Rio Doce, ADR	4,500,000	200,475,000
Cosan S.A. Industria e Comercio (A)*	1,000,000	16,433,385
CPFL Energia S.A. (A)	850,000	17,123,380
CPFL Energia S.A., ADR	275,000	16,700,750
Suzano Bahia Sul Papel E Celulose S.A. (A)	9,917,200	133,566,022
Usinas Siderurgicas de Minas Gerais S.A. - USIMINA S (A)	745,600	49,126,884
Votorantim Celulose e Papel S.A. (A)	750,000	17,165,630
Votorantim Celulose e Papel S.A., ADR	1,750,000	39,847,500
		779,650,302
Canada - 9.92%
ARISE Technologies Corporation (A)*	5,000,000	4,365,173
Agnico-Eagle Mines Limited (A)*	1,800,000	65,426,895
Barrick Gold Corporation (A)	2,750,000	79,976,531
Eldorado Gold Corporation (A)*	3,000,000	17,573,340
Ferus Gas Industries Trust (B)(C)*	615,000	2,020,652
Goldcorp Inc. (A)	1,000,000	23,740,906
IAMGOLD Corporation (A)	10,000,000	76,977,235
Kinross Gold Corporation (A)*	6,500,000	75,601,971
Mullen Group Income Fund (A)	198,100	3,961,070
OPTI Canada Inc. (A)*	1,300,000	27,726,825
Pason Systems Inc. (A)	2,000,000	31,316,592
Progress Energy Trust (A)	1,000,000	12,137,996
Progress Energy Trust (A)(C)	826,900	10,036,909
Pure Energy Services Ltd. (A)*	242,300	2,422,431
Savanna Energy Services Corp. (A)*	800,000	15,019,948
Silver Wheaton Corp. (A)*	4,200,000	49,639,052
Sino-Forest Corporation (A)(C)*	625,000	8,976,766
Talisman Energy Inc. (A)	4,250,000	82,187,280
Trican Well Service Ltd. (A)	1,976,600	40,246,378
Xtreme Coil Drilling Corp. (A)(C)*	650,000	6,712,039
		636,065,989
Cayman Islands - 4.71%
Neo-Neon Holdings Limited (A)*	6,000,000	12,799,263
Noble Corporation	2,200,000	214,544,000
Suntech Power Holdings Co., Ltd., ADR*	2,050,000	74,763,500
		302,106,763
China - 1.63%
China Shenhua Energy Company Limited, H Shares (A)	7,500,000	26,185,543
Xinao Gas Holdings Limited (A)	16,123,000	20,248,601
Yingli Green Energy Holding Company Limited*	4,000,000	58,000,000
		104,434,144
Cyprus - 0.08%
Buried Hill Energy (Cyprus) Public Company Limited (A)(C)*	3,335,000	5,002,500

France - 3.01%
L'Air Liquide S.A. (A)	250,000	32,970,156
Schneider Electric SA (A)	100,000	14,093,524
TOTAL S.A. (A)	1,000,000	81,559,180
Vallourec (A)	200,000	64,481,289
		193,104,149
Germany - 1.25%
Q-Cells AG (A)*	400,000	34,301,956
SGL Carbon AG (A)*	500,000	20,775,530
Siemens AG (A)	175,000	25,118,427
		80,195,913
Hong Kong - 0.98%
CNOOC Limited (A)	42,000,000	47,590,546
Guangdong Investment Limited (A)	26,000,000	15,162,676
		62,753,222
Japan - 0.61%
DOWA HOLDINGS Co., Ltd. (A)	2,500,000	26,700,508
Sumitomo Electric Industries, Ltd.*	850,000	12,674,924
		39,375,432
Luxembourg - 0.76%
Tenaris S.A., ADR	1,000,000	48,960,000

Mexico - 1.77%
Cemex, S.A. de C.V., ADR*	3,073,617	113,416,467

Norway - 0.87%
Statoil ASA (A)	1,800,000	56,012,006

Papua New Guinea - 1.35%
Lihir Gold Limited (A)*	34,000,000	86,475,855

Philippines - 0.07%
PNOC Energy Development Corporation (A)	38,436,300	4,653,909

Russia - 0.18%
OAO LUKOIL, ADR	150,000	11,430,000

South Africa - 4.15%
Gold Fields Limited (A)	5,000,000	77,396,533
Gold Fields Limited, ADR	7,500,000	117,750,000
Impala Platinum Holdings Limited (A)	1,750,000	53,484,259
Mvelaphanda Resources Limited (A)*	2,000,000	17,262,115
		265,892,907
South Korea - 0.58%
GS Holdings Corp. (A)	486,440	23,641,453
Korea Electric Power Corporation (A)	300,000	13,313,850
		36,955,303
Switzerland - 0.51%
Givaudan SA, Registered Shares (A)	33,000	32,689,316

Taiwan - 1.24%
Everlight Electronics Co., Ltd. (A)	7,500,000	26,813,424
Motech Industries Inc. (A)	2,800,000	36,633,603
Motech Industries Inc., GDR (C)*	1,222,000	15,987,915
		79,434,942
Thailand - 2.12%
PTT Public Company Limited (A)	10,000,000	78,204,200
Rayong Refinery Public Company Limited (A)	15,000,000	8,428,675
Thai Oil Public Company Limited (A)	24,000,000	49,007,965
		135,640,840
United Kingdom - 1.28%
BG Group plc (A)	2,511,700	41,434,627
Randgold Resources Limited, ADR	1,500,000	33,262,500
Titanium Resources Group Ltd. (A)*	5,420,900	7,511,187
		82,208,314
United States - 35.58%
Air Products and Chemicals, Inc.	619,500	49,789,215
Allegheny Technologies Incorporated	250,000	26,220,000
Andersons, Inc. (The)	734,000	33,275,890
Arch Coal, Inc.	2,700,000	93,960,000
Atwood Oceanics, Inc.*	900,000	61,758,000
Aventine Renewable Energy Holdings, Inc.*	1,610,231	27,325,620
Bunge Limited	700,000	59,150,000
Burlington Northern Santa Fe Corporation	350,000	29,799,000
Cameron International Corporation*	450,000	32,161,500
Celanese Corporation, Series A	1,500,000	58,170,000
CONSOL Energy Inc.	1,500,000	69,165,000
Cytec Industries Inc.	1,000,000	63,770,000
Diamond Offshore Drilling, Inc.	2,200,000	223,432,000
First Solar, Inc.*	90,300	8,058,372
General Electric Company	4,800,000	183,744,000
GlobalSanteFe Corporation	2,000,000	144,500,000
Grant Prideco, Inc.*	600,000	32,298,000
Helix Energy Solutions Group, Inc.*	1,500,000	59,865,000
iShares Silver Trust*	375,000	46,368,750
MEMC Electronic Materials, Inc.*	357,500	21,850,400
Oceaneering International, Inc.*	1,300,000	68,432,000
Peabody Energy Corporation	2,250,000	108,855,000
Praxair, Inc.	1,500,000	107,985,000
Smith International, Inc.	2,250,000	131,940,000
SunPower Corporation, Class A*	600,000	37,821,000
Superior Energy Services, Inc.*	1,500,000	59,880,000
Tesoro Corporation	700,000	40,005,000
TETRA Technologies, Inc.*	1,950,000	54,990,000
Ultra Petroleum Corp.*	625,000	34,525,000
UltraShort QQQ ProShares	1,200,000	54,792,000
UltraShort S&P500 ProShares	275,000	14,489,750
Valero Energy Corporation	2,850,000	210,501,000
Venoco, Inc.*	267,900	5,001,693
VeraSun Energy Corporation*	1,070,000	15,493,600
WESCO International, Inc.*	200,000	12,090,000
		2,281,461,790

TOTAL COMMON STOCKS - 86.13%		$5,522,522,046

(Cost: $4,150,319,953)

CORPORATE DEBT SECURITIES - 0.09%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.,
0.0%, 12-1-12 (C)(D)	BRL10,692	$6,030,360
(Cost: $5,262,443)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.07%)	Face Amount in Thousands

Canadian Dollar, 7-18-07 (D)	CAD47,500	(103,967)
Canadian Dollar, 7-25-07 (D)	22,600	(1,067,503)
Canadian Dollar, 8-1-07 (D)	40,700	(1,278,219)
Canadian Dollar, 8-8-07 (D)	40,700	(1,277,209)
Canadian Dollar, 8-15-07 (D)	40,700	(1,276,867)
Canadian Dollar, 8-22-07 (D)	50,000	336,520
Canadian Dollar, 8-29-07 (D)	50,000	317,946
Canadian Dollar, 9-5-07 (D)	47,500	104,949
Canadian Dollar, 9-12-07 (D)	58,800	370,896
Canadian Dollar, 9-19-07 (D)	47,500	(101,227)
Canadian Dollar, 9-26-07 (D)	47,500	(100,638)
South African Rand, 7-11-07 (D)	ZAR57,000	(87,902)
South African Rand, 7-18-07 (D)	123,100	(181,871)
South African Rand, 7-25-07 (D)	69,000	(32,339)
South African Rand, 8-1-07 (D)	125,150	326,206
South African Rand, 8-15-07 (D)	125,150	331,877
South African Rand, 8-22-07 (D)	113,000	(425,665)
South African Rand, 8-29-07 (D)	93,000	(99,023)
South African Rand, 9-6-07 (D)	93,000	(97,202)
South African Rand, 9-12-07 (D)	129,000	(203,003)
South African Rand, 9-19-07 (D)	69,000	(23,651)
South African Rand, 9-27-07 (D)	67,000	(93,192)
		$(4,661,084)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Banks - 0.47%
Lloyds TSB Bank PLC,
5.29%, 7-3-07	$30,000	29,991,183

Beverages - 1.55%
Coca-Cola Company (The),
5.24%, 8-2-07	50,000	49,767,111
Concentrate Manufacturing Company of Ireland (The) (PepsiCo, Inc.),
5.27%, 7-13-07	50,000	49,912,167
		99,679,278

Capital Equipment - 0.39%
Caterpillar Inc.,
5.27%, 7-6-07	25,000	24,981,701

Chemicals -- Specialty - 0.22%
Air Products and Chemicals, Inc.,
5.34%, 7-3-07	13,850	13,845,891

Computers -- Main and Mini - 0.62%
International Business Machines Corporation,
5.24%, 7-26-07	40,000	39,854,444

Electrical Equipment - 0.47%
Emerson Electric Co.,
5.27%, 7-25-07	30,000	29,894,600

Finance Companies - 2.17%
Ciesco, LLC,
5.37%, 7-2-07	12,199	12,197,180
PACCAR Financial Corp.:
5.29%, 7-3-07	15,000	14,995,592
5.24%, 7-31-07	14,977	14,911,601
Prudential Funding LLC,
5.25%, 7-17-07	30,000	29,930,000
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
5.25%, 7-17-07	37,000	36,913,667
Toyota Motor Credit Corporation,
5.27%, 7-3-07	30,000	29,991,217
		138,939,257
Food and Related - 0.98%
Hershey Company (The),
5.26%, 7-3-07	35,000	34,989,772
McCormick & Co. Inc.,
5.38%, 7-2-07	28,000	27,995,816
		62,985,588
Health Care -- Drugs - 0.78%
Abbott Laboratories,
5.26%, 7-12-07	50,000	49,919,639

Household -- General Products - 1.55%
Procter & Gamble Company (The):
5.32%, 7-12-07	20,000	19,967,489
5.26%, 7-27-07	30,000	29,886,034
5.26%, 7-30-07	50,000	49,788,139
		99,641,662
Insurance -- Life - 0.08%
American General Finance Corporation,
5.27%, 7-2-07	5,000	4,999,268

Multiple Industry - 1.62%
3M Company:
5.29%, 7-5-07	35,000	34,979,428
5.25%, 7-27-07	20,000	19,924,167
Honeywell International Inc.:
5.31%, 7-2-07	19,000	18,997,197
5.33%, 7-3-07	30,000	29,991,117
		103,891,909
Publishing - 0.26%
E.W. Scripps Co.,
5.35%, 7-2-07	16,463	16,460,553

Retail -- General Merchandise - 0.60%
Target Corporation:
5.33%, 7-2-07	18,828	18,825,213
5.27%, 7-23-07	20,000	19,935,589
		38,760,802
Security and Commodity Brokers - 0.78%
American Express Credit Corp.,
5.26%, 7-26-07	50,000	49,817,361

Utilities -- Telephone - 0.24%
AT&T Inc.,
5.36%, 7-2-07	15,700	15,697,662

Total Commercial Paper - 12.78%		819,360,798

Commercial Paper (backed by irrevocable bank letter of credit)
Finance Companies - 0.43%
ED&F Man Treasury Management PLC (Societe Generale N.A.),
5.4%, 7-2-07	12,000	11,998,200
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)):
5.36%, 7-3-07	10,000	9,997,022
5.38%, 7-3-07	5,455	5,453,370
		27,448,592
Food and Related - 0.25%
COFCO Capital Corp. (Rabobank Nederland):
5.27%, 7-9-07	9,400	9,388,992
5.26%, 7-10-07	6,600	6,591,321
		15,980,313
Multiple Industry - 0.15%
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.29%, 8-8-07	10,000	9,944,161

Total Commercial Paper (backed by irrevocable bank letter of credit) - 0.83%		53,373,066

Notes - 0.06%
Finance Companies
Lowell Family, LLC, Variable Rate Taxable Demand Bonds (LaSalle Bank National Association),
5.36%, 7-5-07 (E)	4,180	4,180,000

Municipal Obligations - Taxable
California - 0.15%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.3%, 8-2-07	9,300	9,300,000

Colorado - 0.01%
Kit Carson County, Colorado, Agricultural Development Revenue Bonds (Taxable), (Midwest Farms, L.L. C. Project), Series 1997 (Wells Fargo Bank),
5.35%, 7-5-07 (E)	800	800,000

Washington - 0.02%
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Seaport Landing Retirement Project), Series 2005B (Bank of America),
5.34%, 7-2-07 (E)	1,320	1,320,000

Total Municipal Obligations - Taxable - 0.18%		11,420,000

TOTAL SHORT-TERM SECURITIES - 13.85%		$888,333,864

(Cost: $888,333,864)

TOTAL INVESTMENT SECURITIES - 100.00%		$6,412,225,186

(Cost: $5,043,916,260)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Security valued in good faith by the Valuation Committee approved by the Board of Trustees.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2007, the total value of these securities amounted to $54,767,141 or 0.85% of total investments.

(D)Principal amounts are denominated in the indicated foreign currency, were applicable (BRL - Brazilian Real, CAD - Canadian Dollar, ZAR - South African Rand).

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

The Investments of Ivy International Growth Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Australia - 2.33%
Boart Longyear Limited (A)(B)*	1,545,000	$2,920,976
Novogen LTD (A)*	474,580	796,653
QBE Insurance Group Limited (A)	88,000	2,327,727
		6,045,356
Austria - 0.68%
Erste Bank der oesterreichischen Sparkassen AG (A)	22,450	1,756,256

Bermuda - 1.13%
Esprit Holdings Limited (A)	230,000	2,917,946

Brazil - 0.95%
Petroleo Brasileiro S.A. - Petrobras, ADR	20,300	2,461,781

Canada - 0.87%
Shoppers Drug Mart Corporation (A)(B)	48,450	2,244,096

Cayman Islands - 1.31%
Agile Property Holdings Limited (A)	2,600,000	3,404,952

China - 3.12%
China Mobile Limited (A)	378,000	4,058,356
Qiao Xing Mobile Communication Co., Ltd.*	115,500	1,089,165
SINA Corporation*	70,000	2,928,450
		8,075,971
Finland - 0.87%
Fortum Oyj (A)	72,000	2,259,836

France - 10.08%
ALSTOM (A)*	8,300	1,395,447
LVMH Moet Hennessy - Louis Vuitton (A)	28,600	3,311,151
Pernod Ricard (A)	11,520	2,556,275
SR.Teleperformance (A)(B)	46,666	2,036,920
SUEZ (A)	30,000	1,725,249
TOTAL S.A. (A)	51,000	4,159,518
Technip-Coflexip (A)	30,000	2,489,003
VINCI (A)	87,000	6,532,801
Vallourec (A)	5,900	1,902,198
		26,108,562
Germany - 17.50%
Allianz Aktiengesellschaft, Registered Shares (A)	14,800	3,457,373
Bayer Aktiengesellschaft (A)	70,000	5,287,541
Commerzbank Aktiengesellschaft (A)	50,000	2,385,464
DaimlerChrysler AG, Registered Shares (A)	14,000	1,293,226
Deutsche Borse AG (A)	42,000	4,718,143
E.ON AG (A)	17,600	2,944,013
elexis AG (A)	48,000	1,635,190
Fresenius AG (A)	45,000	3,430,196
ProSieben- Sat.1 Meida Aktiengesellschaft (A)*	50,000	1,967,923
Siemens AG (A)	70,500	10,119,138
Vossloh AG (A)	21,450	2,521,975
Wacker Chemie AG (A)	10,000	2,368,546
Wacker Construction Equipment AG (A)*	36,000	1,338,946
Wacker Construction Equipment AG (A)(B)*	49,500	1,841,050
		45,308,724
Greece - 4.93%
Bank of Cyprus Limited (A)	250,000	4,236,313
Hellenic Exchanges Holding S.A. (A)	150,000	3,938,553
National Bank of Greece S.A. (A)	40,000	2,295,459
Piraeus Bank S.A. (A)	62,500	2,289,030
		12,759,355
India - 0.12%
ICICI Bank Limited, ADR	6,210	305,221

Ireland - 1.70%
Anglo Irish Bank Corporation plc (Great Britain) (A)	59,000	1,205,793
CRH public limited company (A)	64,700	3,205,883
		4,411,676
Italy - 2.82%
AICON SpA (A)(B)*	85,000	499,865
Landi Renzo S.p.A. (A)(C)*	90,000	521,351
Saipem S.p.A. (A)	78,300	2,687,539
UniCredito Italiano S.p.A. (A)	400,001	3,589,371
		7,298,126
Japan - 16.86%
Astellas Pharma Inc. (A)	28,000	1,218,924
Bank of Yokohama, Ltd. (The) (A)	150,000	1,052,589
Canon Inc. (A)	79,200	4,650,688
DENSO CORPORATION (A)	28,000	1,096,122
Daiwa Securities Group Inc. (A)	107,000	1,141,044
Hokuhoku Financial Group, Inc. (A)*	400,000	1,296,244
Hoya Corporation (A)	86,000	2,856,772
Japan Tobacco Inc. (A)	550	2,715,939
Kirin Brewery Company, Limited (A)	140,000	2,095,594
Makita Corporation (A)	70,000	3,115,533
Mitsubishi Estate Co., Ltd. (A)	100,000	2,720,812
Nintendo Co., Ltd. (A)	11,700	4,285,645
Nitori Co., Ltd. (A)	50,000	2,497,462
Shin-Etsu Chemical Co., Ltd. (A)	42,000	3,005,239
SUMCO Corporation (A)	65,000	3,267,817
Toyota Motor Corporation (A)	80,000	5,068,020
YAMADA-DENKI Co., Ltd. (A)*	15,000	1,569,137
		43,653,581
Mexico - 0.45%
Grupo Televisa, S.A., GDR	42,000	1,159,620

Netherlands - 0.58%
Royal Numico N.V. (A)	28,600	1,491,450

Norway - 1.67%
Aker Kvaerner ASA (A)	73,500	1,869,611
Statoil ASA (A)	79,000	2,458,305
		4,327,916
Russia - 0.59%
OAO LUKOIL, ADR	20,000	1,524,000

Singapore - 0.70%
Singapore Exchange Limited (A)	285,000	1,824,596

South Korea - 2.01%
Kookmin Bank (A)	30,000	2,633,544
Samsung Electronics Co., Ltd. (A)	4,200	2,573,145
		5,206,689
Spain - 0.50%
Banco Santander Central Hispano, S.A. (A)	70,000	1,297,016

Sweden - 0.98%
H & M Hennes & Mauritz AB (A)	42,900	2,549,838

Switzerland - 8.82%
ABB Ltd (A)	72,000	1,638,641
Compagnie Financiere Richemont SA (A)	42,550	2,560,315
Holcim Ltd, Registered Shares (A)	32,700	3,555,104
Nestle S.A., Registered Shares (A)	13,000	4,959,476
Roche Holdings AG, Genussschein (A)	28,500	5,072,370
SGS SA (A)	1,180	1,402,669
Swatch Group Ltd (The), Bearer Shares (A)	4,300	1,228,571
UBS AG (A)	40,000	2,410,151
		22,827,297
United Kingdom - 11.51%
BAE Systems plc (A)	285,000	2,317,864
BHP Billiton Plc (A)	144,000	4,019,439
British American Tobacco p.l.c. (A)	141,000	4,807,783
Diageo plc (A)	85,000	1,770,051
IG Group Holdings plc (A)(B)	272,000	1,615,406
Informa plc (A)	155,000	1,735,260
Intertek Group plc (A)	145,000	2,865,175
Reckitt Benckiser plc (A)	87,500	4,805,665
Safestore Holdings Limited (A)(B)*	205,000	786,277
Standard Chartered PLC (A)	42,500	1,391,120
Tanfield Group PLC (A)*	1,000,000	3,694,928
		29,808,968
United States - 2.85%
Research In Motion Limited*	36,850	7,372,764

TOTAL COMMON STOCKS - 95.93%		$248,401,593

(Cost: $187,915,657)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.91%
BP Capital Markets p.l.c.,
5.34%, 7-2-07	$7,552	7,550,880

Household -- General Products - 1.16%
Procter & Gamble Company (The),
5.32%, 7-12-07	3,000	2,995,123

TOTAL SHORT-TERM SECURITIES - 4.07%		$10,546,003

(Cost: $10,546,003)

TOTAL INVESTMENT SECURITIES - 100.00%		$258,947,596

(Cost: $198,461,660)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $11,944,590 or 4.61% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of this security amounted to 0.20% of total investments.

The Investments of Ivy International Balanced Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Australia - 0.61%
National Australia Bank Limited (A)	54,242	$1,886,366

Austria - 0.46%
Telekom Austria Aktiengesellschaft (A)	56,430	1,412,946

Belgium - 0.62%
Belgacom SA (A)	42,790	1,902,486

Canada - 0.16%
Barrick Gold Corporation (A)	17,500	508,942

Cayman - 1.24%
ACE Limited	46,490	2,906,555
XL Capital Ltd, Class A	10,870	916,232
		3,822,787
China - 0.79%
China Telecom Corporation Limited (A)	3,774,000	2,220,227
China Telecom Corporation Limited (A)(B)	360,000	211,786
		2,432,013
Denmark - 0.45%
Vestas Wind Systems A/S (A)*	21,080	1,395,541

Finland - 1.44%
Stora Enso Oyj, Class R (A)	104,960	1,985,979
UPM-Kymmene Corporation (A)	98,830	2,447,843
		4,433,822
France - 7.55%
AXA S.A. (A)	109,570	4,747,020
France Telecom (A)	220,724	6,094,295
Sanofi-Aventis (A)	69,548	5,657,217
THOMSON (A)	179,190	3,426,886
TOTAL S.A. (A)	41,440	3,379,812
		23,305,230
Germany - 4.25%
Bayerische Motoren Werke Aktiengesellschaft (A)	47,660	3,074,339
Deutsche Post AG (A)	70,260	2,276,544
E.ON AG (A)	5,810	971,859
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	17,210	3,160,854
Siemens AG (A)	25,310	3,632,842
		13,116,438
Hong Kong - 0.77%
Hutchison Whampoa Limited, Ordinary Shares (A)	239,000	2,373,433

Israel - 1.00%
Check Point Software Technologies Ltd.*	135,710	3,096,902

Italy - 2.13%
Eni S.p.A. (A)	83,858	3,053,096
Mediaset S.p.A. (A)	341,234	3,535,422
		6,588,518
Japan - 3.76%
AIFUL Corporation (A)	43,300	1,244,930
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	189	2,087,634
Konica Minolta Holdings, Inc. (A)	76,500	1,130,181
Nissan Motor Co., Ltd. (A)	136,400	1,463,427
Promise Co., Ltd. (A)*	46,200	1,425,868
Sony Corporation (A)	61,500	3,161,787
Takeda Pharmaceutical Company Limited (A)	16,900	1,092,581
		11,606,408
Netherlands - 4.83%
Akzo Nobel N.V. (A)	16,030	1,387,668
ING Groep N.V., Certicaaten Van Aandelen (A)	110,560	4,906,628
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,728,250
Reed Elsevier NV (A)	183,940	3,520,216
Vedior N.V. (A)	111,960	3,365,543
		14,908,305
Norway - 1.80%
Norske Skogindustrier ASA (A)	163,411	2,360,992
Telenor ASA (A)	163,300	3,205,382
		5,566,374
Singapore - 2.41%
DBS Group Holdings Ltd (A)	33,000	491,524
Flextronics International Ltd.*	237,690	2,570,617
Singapore Telecommunications Limited (A)	931,000	2,067,875
Venture Corporation Limited (A)	226,000	2,317,949
		7,447,965
South Korea - 3.07%
KT Corporation, ADR	48,730	1,143,206
Kookmin Bank, ADR	16,440	1,442,117
SK Telecom Co., Ltd., ADR	41,000	1,121,350
Samsung Electronics Co., Ltd. (A)	7,368	4,514,031
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,241,095
		9,461,799
Spain - 2.41%
Gamesa Corporacion Tecnologica, S.A. (A)	53,110	1,940,813
Repsol YPF, S.A. (A)	70,566	2,793,606
Telefonica, S.A., ADR	40,135	2,679,413
Telefonica, S.A., Brazilian Depositary Receipts (A)	569	12,536
		7,426,368
Sweden - 1.23%
Nordea Bank AB, Finnish Depositary Receipts (A)	89,560	1,408,523
Securitas AB, Class B (A)	105,270	1,677,744
Securitas Systems AB, Class B (A)	204,730	700,474
		3,786,741
Switzerland - 3.18%
Lonza Group Ltd, Registered Shares (A)	5,800	534,654
Nestle S.A., Registered Shares (A)	7,930	3,025,280
Novartis AG, Registered Shares (A)	67,150	3,793,164
Swiss Reinsurance Company, Registered Shares (A)	26,800	2,455,113
		9,808,211
Taiwan - 4.54%
Chunghwa Telecom Co., Ltd., ADR	159,659	3,011,161
Compal Electronics Inc., GDR	54,799	295,953
Compal Electronics Inc., GDR (B)	133,829	722,771
Lite-On Technology Corporation (A)	487,000	627,531
Lite-On Technology Corporation, GDR	367,924	4,740,957
Mega Financial Holding Company (A)	6,790,000	4,596,772
		13,995,145
Thailand - 0.00%
Advanced Info Service Public Company Limited (A)	3,000	7,516

United Kingdom - 18.06%
Aviva plc (A)	262,580	3,920,403
BAE SYSTEMS plc (A)	93,350	759,202
BP p.l.c. (A)	424,390	5,138,905
British Sky Broadcasting Group plc (A)	230,870	2,967,123
Compass Group PLC (A)	560,920	3,894,496
Fiberweb plc (A)	51,522	163,213
GlaxoSmithKline plc (A)	145,100	3,802,472
Group 4 Securicor plc (A)	897,590	3,812,207
HSBC Holdings plc (A)	190,630	3,502,680
INVESCO PLC (A)	26,400	342,737
Kingfisher plc (A)	623,370	2,835,321
Old Mutual plc (A)	1,439,190	4,881,304
Pearson plc (A)	86,110	1,457,704
Rentokil Initial plc (A)	376,520	1,213,532
Royal Bank of Scotland Group plc (The) (A)	407,310	5,177,461
Royal Dutch Shell plc, Class B (A)	71,241	2,979,939
tesco plc (A)	157,950	1,327,404
Unilever PLC (A)	52,092	1,689,397
Vodafone Group Plc (A)	1,678,588	5,656,191
Vodafone Group Plc, ADR	6,590	221,622
		55,743,313

TOTAL COMMON STOCKS - 66.76%		$206,033,569

(Cost: $165,672,085)

CORPORATE DEBT SECURITY - 2.50%	Principal Amount in Thousands

Banks
KfW, Frankfurt am Main,
0.456%, 8-08-11 (C)(D)	JPY950,000	$7,716,809
(Cost: $8,289,642)

OTHER GOVERNMENT SECURITIES

Australia - 1.54%
New South Wales Treasury Corporation,
8.0%, 3-01-08 (C)	AUD4,350	3,723,238
Queensland Treasury Corporation,
8.0%, 9-14-07 (C)	1,200	1,020,472
		4,743,710
Austria - 0.19%
Republic of Austria:
5.5%, 10-20-07 (C)	EUR360	488,778
4.0%, 7-15-09 (C)	70	93,849
		582,627
Belgium - 0.23%
Belgium Government Bond:
7.5%, 7-29-08 (C)	405	565,404
5.0%, 9-28-12 (C)	100	137,956
		703,360
Canada - 1.92%
Canadian Government Bond:
4.5%, 9-01-07 (C)	CAD5,540	5,198,057
6.0%, 6-01-11 (C)	748	737,692
		5,935,749
Finland - 0.33%
Finland Government Bond:
3.0%, 7-04-08 (C)	EUR400	533,938
5.0%, 4-25-09 (C)	60	81,898
5.75%, 2-23-11 (C)	280	393,955
		1,009,791
Germany - 0.07%
Deutsche Bundesrepublik,
5.0%, 7-04-11 (C)	170	233,854

Ireland - 0.24%
Ireland Government Bond,
5.0%, 4-18-13 (C)	540	746,104

Malaysia - 4.50%
Bank Negara Monetary Notes:
0.0%, 12-06-07 (C)	MYR3,400	970,698
0.0%, 12-13-07 (C)	8,665	2,472,258
0.0%, 12-21-07 (C)	19,200	5,474,000
3.546%, 1-11-08 (C)	8,250	2,393,834
3.569%, 2-14-08 (C)	1,450	420,941
0.0%, 2-28-08 (C)	1,160	328,625
3.17%, 5-15-08 (C)	1,400	405,120
Malaysian Treasury Bills:
0.0%, 1-04-08 (C)	400	113,943
0.0%, 2-29-08 (C)	800	226,735
0.0%, 3-28-08 (C)	500	141,350
0.0%, 5-09-08 (C)	2,000	563,246
0.0%, 6-06-08 (C)	1,300	365,107
		13,875,857
New Zealand - 0.10%
New Zealand Government Bond,
6.0%, 11-15-11 (C)	NZD410	302,692

Norway - 2.28%
Norway Treasury Bills:
0.0%, 9-19-07 (C)	NOK18,200	3,061,579
0.0%, 12-19-07 (C)	23,805	3,961,320
		7,022,899
Poland - 3.00%
Poland Government Bond:
5.75%, 6-24-08 (C)	PLN1,200	433,611
6.0%, 5-24-09 (C)	9,425	3,431,439
6.25%, 10-24-15 (C)	3,250	1,212,559
5.75%, 9-23-22 (C)	11,570	4,191,457
		9,269,066
Singapore - 1.37%
Singapore Government Bond,
2.625%, 10-01-07 (C)	SGD6,450	4,217,223

South Korea - 1.53%
South Korea Treasury Bond:
3.75%, 9-10-07 (C)	KRW1,100,000	1,187,351
4.5%, 9-09-08 (C)	1,000,000	1,072,612
4.25%, 9-10-08 (C)	2,300,000	2,460,190
		4,720,153
Spain - 0.15%
Spain Government Bond,
6.0%, 1-31-08 (C)	EUR 350	478,010

Supranational - 1.99%
European Investment Bank:
2.125%, 9-20-07 (C)	JPY645,000	5,254,064
0.525%, 9-21-11 (C)(D)	110,000	893,214
		6,147,278
Sweden - 7.53%
Sweden Government Bond:
8.0%, 8-15-07 (C)	SEK24,480	3,595,473
6.5%, 5-05-08 (C)	118,100	17,635,912
Sweden Treasury Bills,
0.0%, 9-19-07 (C)	13,800	2,004,137
		23,235,522
Thailand - 0.08%
Thailand Government Bond,
5.5%, 8-10-08 (C)	THB8,770	260,187

TOTAL OTHER GOVERNMENT SECURITIES - 27.05%		$83,484,082

(Cost: $79,615,839)

SHORT-TERM SECURITIES

Leisure Time Industry - 1.62%
Walt Disney Company (The),
5.39%, 7-03-07	$5,000	4,998,503

Security and Commodity Brokers - 2.07%
UBS Finance Delaware LLC (UBS AG),
5.35%, 7-02-07	6,384	6,383,051

TOTAL SHORT-TERM SECURITIES - 3.69%		$11,381,554

(Cost: $11,381,554)

TOTAL INVESTMENT SECURITIES - 100.00%		$308,616,014

(Cost: $264,959,120)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determinded to be illiquid under guidelines established by the Board of Trustees. At June 30, 2007, the total value of these securities amounted. to $2,175,652 or 0.70% of total investments

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CAD - Canadian Dollar, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, MYR- Malaysian Ringgit, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, SGD - Singapore Dollar, THB - Thailand Baht).

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

The Investments of Ivy International Core Equity Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Australia - 3.60%
Boart Longyear Limited (A)*	223,730	$422,984
Boart Longyear Limited (A)(B)*	1,405,000	2,656,292
Metcash Limited (A)	680,050	2,594,466
Rio Tinto Limited (A)	38,370	3,213,657
		8,887,399
Bermuda - 2.10%
Esprit Holdings Limited (A)	212,500	2,695,928
Hongkong Land Holdings Limited (A)	555,000	2,497,500
		5,193,428
Brazil - 1.66%
Petroleo Brasileiro S.A. - Petrobras, ADR	33,760	4,094,075

Canada - 1.31%
Goldcorp Inc. (A)	136,600	3,243,008

Cayman Islands - 0.77%
Agile Property Holdings Limited (A)	1,458,000	1,909,392

China - 3.64%
China Mobile Limited (A)	293,500	3,151,131
Qiao Xing Mobile Communication Co., Ltd.*	243,200	2,293,376
SINA Corporation*	84,750	3,545,516
		8,990,023
Denmark - 1.21%
Bang & Olufsen a/s (A)*	25,000	2,996,326

France - 13.40%
ALSTOM (A)*	16,380	2,753,906
BNP Paribas (A)	27,260	3,260,058
L'Oreal (A)	36,860	4,380,196
LVMH Moet Hennessy - Louis Vuitton (A)	26,850	3,108,546
SUEZ (A)	56,520	3,250,369
TOTAL S.A. (A)	55,410	4,519,194
Technip-Coflexip (A)	39,820	3,303,737
VINCI (A)	36,900	2,770,809
Vallourec (A)	9,440	3,043,517
Vivendi Universal (A)	63,160	2,727,801
		33,118,133
Germany - 10.53%
Beiersdorf Aktiengesellschaft (A)	41,840	2,986,023
Commerzbank Aktiengesellschaft (A)	66,490	3,172,190
Deutsche Bank AG (A)	21,480	3,116,541
Deutsche Borse AG (A)	41,480	4,659,728
Deutsche Post AG (A)	79,910	2,589,220
Fresenius AG (A)	45,220	3,446,965
Siemens AG (A)	42,060	6,037,035
		26,007,702
Greece - 1.28%
Alpha Bank (A)	99,970	3,152,603

Hong Kong - 1.32%
Cheung Kong (Holdings) Limited (A)	249,000	3,260,896

Ireland - 1.16%
Irish Life & Permanent plc (A)	113,460	2,863,949

Italy - 1.05%
Capitalia S.p.A. (A)	261,020	2,603,664

Japan - 19.90%
Bridgestone Corporation (A)*	140,600	3,014,692
Daiwa Securities Group Inc. (A)	252,000	2,687,318
Hokuriku Electric Power Company (A)	155,900	3,019,870
JGC Corporation (A)	142,000	2,664,122
Konica Minolta Holdings, Inc. (A)	200,500	2,962,108
Kurita Water Industries Ltd. (A)	86,800	2,728,252
Makita Corporation (A)	70,800	3,151,139
Mitsubishi Electric Corporation (A)	332,000	3,079,342
Nissin Kogyo Co., Ltd. (A)	115,400	3,214,798
ORIX Corporation (A)	10,100	2,661,888
Shimachu Co., Ltd. (A)	97,500	2,629,036
Sumitomo Mitsui Financial Group, Inc. (A)*	250	2,335,025
Suzuki Motor Corporation (A)	147,300	4,187,208
Toda Corporation (A)	471,000	2,509,450
Toyota Motor Corporation (A)	77,100	4,884,305
Ushio Inc. (A)	155,500	3,454,152
		49,182,705
Netherlands - 4.45%
Heineken N.V. (A)	96,170	5,660,734
Royal Numico N.V. (A)	55,120	2,874,431
TNT N.V. (A)	54,560	2,468,621
		11,003,786
Norway - 2.83%
Aker Kvaerner ASA (A)	127,560	3,244,728
Orkla ASA (A)	197,250	3,746,344
		6,991,072
Singapore - 1.45%
Singapore Telecommunications Limited (A)	1,616,000	3,589,352

South Korea - 1.16%
Kookmin Bank (A)	32,580	2,860,029

Sweden - 2.60%
Rezidor Hotel Group AB (A)	175,800	1,542,286
Rezidor Hotel Group AB (A)(B)	130,000	1,140,484
Telefonaktiebolaget LM Ericsson, B Shares (A)*	932,120	3,742,545
		6,425,315
Switzerland - 7.50%
Holcim Ltd, Registered Shares (A)	21,770	2,366,808
Nestle S.A., Registered Shares (A)	13,000	4,959,476
Novartis AG, ADR	44,690	2,505,768
Roche Holdings AG, Genussschein (A)	18,340	3,264,115
Swatch Group Ltd (The), Bearer Shares (A)	11,010	3,145,714
Zurich Financial Services, Registered Shares (A)	7,340	2,278,915
		18,520,796
United Kingdom - 13.39%
BAE Systems plc (A)	667,050	5,425,022
BAE Systems plc (A)(B)	100,000	813,286
Barclays PLC (A)	200,250	2,798,787
British American Tobacco p.l.c. (A)	94,580	3,224,966
Delek US Holdings, Inc. (A)(B)*	500,000	1,962,930
Informa plc (A)	238,200	2,666,704
Intertek Group plc (A)	144,980	2,864,780
Prudential plc (A)	229,370	3,288,690
Smiths Group plc (A)	67,460	1,605,287
Standard Chartered PLC (A)	84,410	2,762,928
Vodafone Group Plc (A)	938,179	3,161,300
WPP Group plc (A)	167,640	2,519,751
		33,094,431
United States - 0.51%
Comtech Group, Inc.*	75,600	1,250,046

TOTAL COMMON STOCKS - 96.82%		$239,238,130

(Cost: $210,350,525)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Finance Companies - 2.20%
BP Capital Markets p.l.c.,
5.34%, 7-2-07	$5,441	5,440,193

Security and Commodity Brokers - 0.98%
UBS Finance Delaware LLC (UBS AG),
5.35%, 7-2-07	2,418	2,417,641

TOTAL SHORT-TERM SECURITIES - 3.18%		$7,857,834

(Cost: $7,857,834)

TOTAL INVESTMENT SECURITIES - 100.00%		$247,095,964

(Cost: $218,208,359)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $6,572,992 or 2.66% of total investments.

The Investments of Ivy Managed European/Pacific Fund
June 30, 2007
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I*	203,601	$8,968,613
Ivy Pacific Opportunities Fund, Class I*	317,582	6,176,969

TOTAL AFFILIATED MUTUAL FUNDS - 97.24%		$15,145,582

(Cost: $14,590,936)

SHORT-TERM SECURITIES - 2.76%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $430,143 on 7-2-07 (A)	$430	$430,000
(Cost: $430,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$15,575,582

(Cost: $15,020,936)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $385,000 United States Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $442,640.

The Investments of Ivy Managed International Opportunities Fund
June 30, 2007
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I*	99,903	$4,400,714
Ivy International Balanced Fund, Class I	662,716	11,571,019
Ivy International Core Equity Fund, Class I*	307,246	5,889,910
Ivy International Growth Fund, Class I*	118,315	4,449,834
Ivy Pacific Opportunities Fund, Class I*	155,130	3,017,273

TOTAL AFFILIATED MUTUAL FUNDS - 96.65%		$29,328,750

(Cost: $28,786,888)

SHORT-TERM SECURITIES - 3.35%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 4.0% Repurchase Agreement dated 6-29-07 to be repurchased at $1,016,339 on 7-2-07 (A)	$1,016	$1,016,000
(Cost: $1,016,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$30,344,750

(Cost: $29,802,888)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Collateralized by $909,000 United States Treasury Bond, 6.125% due 8-15-29; market value and accrued interest aggregate $1,045,091.

The Investments of Ivy Mortgage Securities Fund
June 30, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands		Value

Finance Companies
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31 (A)	$1,170		$1,180,405
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (A)	1,485		1,487,596
Aames Mortgage Trust 2001-4,
6.65%, 1-25-32 (A)	588		589,304
Asset Securitization Corporation:
1.61808%, 10-13-26 (Interest Only) (A)(B)	4,166		183,176
2.59147%, 8-13-29 (Interest Only) (A)	7,164		354,416
7.61434%, 2-14-43 (A)	1,430		1,519,174
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	1,509		1,536,440
Auburn Funding, LLC,
6.92%, 1-25-12 (A)(C)	1,920		1,871,100
Banc of America Alternative Loan Trust:
2004-11,
6.0%, 12-25-34	1,161		1,133,933
2005-6,
6.0%, 7-25-35	895		886,074
2005-8:
5.57487%, 9-25-35 (A)	2,061		1,965,847
5.57487%, 9-25-35 (A)	409		380,350
2005-10,
5.66855%, 11-25-35 (A)	1,162		1,004,573
2005-12,
5.80779%, 1-25-36 (A)	1,643		1,558,484
2006-4:
6.22513%, 5-25-36 (A)	899		809,935
6.22513%, 5-25-36 (A)	644		625,892
2006-6,
6.0%, 6-25-46	3,070		3,003,686
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2002-2,
6.2%, 7-11-43 (B)	1,200		1,208,586
Series 2003-1,
4.9%, 9-11-36 (B)	1,000		943,546
Series 2004-6,
5.104%, 12-10-42 (A)(B)	800		757,434
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	1,000		967,295
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,221		1,222,406
Banc of America Funding Corporation,
5.00784%, 9-20-34 (A)	1,325		1,291,988
Banc of America Mortgage:
2005-J Trust,
5.08865%, 11-25-35 (A)	2,189		2,168,094
2007-1 Trust:
6.0%, 3-25-37	3,630		3,526,465
6.0%, 3-25-37	1,000		973,245
Alternative Loan Trust 2003-5,
5.5%, 7-25-33	1,282		1,162,180
Trust 2003-9,
5.5%, 12-25-33	819		707,114
Trust 2004-1,
5.5%, 2-25-34	1,910		1,745,304
Trust 2004-2:
5.0%, 3-25-19	304		292,489
5.0%, 3-25-19	237		225,735
5.5%, 3-25-34	471		436,291
Trust 2004-3:
4.875%, 4-25-19	410		392,157
4.875%, 4-25-19	220		208,124
Trust 2004-7,
5.75%, 8-25-34	1,152		1,133,275
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	1,750		1,770,216
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	23		233
2.57%, 3-25-11 (C)	10		100
7.54%, 5-31-17 (C)	---	*	1
Bank of America, N.A.-First Union National Bank Commercial Mortgage Trust,
6.25%, 4-11-37 (B)	1,750		1,767,652
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	2,000		2,021,162
7.015%, 1-10-28	1,163		1,173,248
Bear Stearns Commercial Mortgage Securities Inc.:
Series 2001-TOP2 Trust Fund:
7.49056%, 2-15-35 (A)(B)	3,000		3,131,295
7.83056%, 2-15-35 (A)(B)	795		837,514
Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	1,015		1,030,572
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.0%, 10-15-36 (B)	938		907,605
Bear Stearns Mortgage Funding Trust 2006-SL2,
5.73%, 9-25-36 (A)	2,295		2,102,245
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	439		437,401
BlackRock Capital Finance,
7.75%, 9-25-26 (B)	597		596,902
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34 (A)	1,254		1,164,025
C-Bass 2006-CB2 Trust,
5.717%, 12-25-36 (A)	512		510,384
C-Bass 2006-MH1 Trust,
5.97%, 9-25-36 (A)(B)	1,445		1,424,582
CHL Mortgage Pass-Through Trust:
2002-32,
5.52807%, 1-25-33 (A)	1,398		1,334,584
2003-28,
4.15%, 8-25-33	1,500		1,421,515
2003-HYB2,
3.9709%, 7-19-33 (A)	2,109		2,013,014
COMM 2006-CNL2,
5.5699%, 2-5-19 (A)(B)	925		895,881
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36 (A)	3,540		3,476,921
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	1,000		952,194
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (A)	2,135		2,140,900
Capital Auto Receivables Asset Trust 2006-1,
7.16%, 1-15-13 (B)	1,140		1,153,913
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	2,301		2,279,370
Chase Mortgage Finance Trust:
Series 2003-S2,
5.0%, 3-25-18	1,728		1,704,393
Series 2003-S11,
5.5%, 10-25-33	882		842,388
Citicorp Residential Mortgage Trust Series 2006-2,
5.872%, 9-25-36 (A)	1,555		1,551,779
CitiMortgage Alternative Loan Trust, Series 2006-A7,
0.0%, 12-25-36 (D)	3,417		3,301,158
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	34		33,144
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	1,163		1,165,945
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)(C)	1,275		1,236,441
Countrywide Home Loans Alternative Loan Trust 2004-J9,
4.586%, 10-25-34 (A)	2,382		2,358,696
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36 (A)	5,000		4,742,204
Credit Suisse Commercial Mortgage Trust Series 2006-C5,
5.311%, 12-15-39	1,000		958,697
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	519		517,370
DLJ Commercial Mortgage Corp. 1998-CG1,
7.36358%, 6-10-31 (A)(B)	1,640		1,744,800
FFCA Secured Lending Corporation:
6.42%, 2-18-22 (A)(C)	1,500		1,422,161
6.67%, 2-18-22 (A)(C)	1,000		939,547
First Horizon Mortgage Pass-Through Trust 2003-8,
5.12469%, 10-25-33 (A)	371		304,221
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	1,630		1,585,540
Ford Credit Auto Owner Trust 2006-B,
7.12%, 2-15-13 (B)	635		645,897
Ford Credit Auto Owner Trust 2007-A,
7.05%, 12-15-13 (B)	390		390,198
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (B)	191		189,440
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	793		742,549
5.39543%, 4-25-32 (A)	1,234		1,110,403
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (C)	1,096		1,051,499
5.25%, 11-25-32 (C)	511		491,259
Green Tree Financial Corporation:
7.65%, 4-15-19	728		752,407
8.3%, 11-15-19	564		584,764
9.1%, 4-15-25	1,075		1,113,081
9.0%, 6-15-25	1,052		1,093,216
Greenwich Capital Commercial Funding Corp., Commercial Mortgage Trust 2002-C1,
5.5%, 1-11-35 (B)	780		756,976
Hilton Hotel Pool Trust:
5.82%, 10-3-15 (A)(B)	500		504,532
7.653%, 10-3-15 (B)	1,955		2,030,271
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	213		208,578
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	2,373		2,330,332
Impac CMB Trust Series 2003-2F,
6.0%, 1-25-33 (A)	917		891,763
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36 (A)	2,500		2,464,805
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (B)	2,300		2,328,242
J.P. Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10,
5.42%, 1-15-49	3,000		2,896,158
J.P. Morgan Mortgage Acquisition Trust:
2006-CW2,
6.337%, 8-25-36 (A)	2,725		2,710,060
2006-WF1,
6.41%, 7-25-36 (A)	2,510		2,492,416
J.P. Morgan Mortgage Trust:
2004-A3,
4.29637%, 7-25-34 (A)	1,459		1,406,376
2005-S2:
5.66917%, 9-25-35 (A)	2,242		2,137,819
6.5%, 9-25-35	2,390		2,411,382
2006-A2:
3.75442%, 11-25-33 (A)	1,629		1,597,403
3.81585%, 8-25-34 (A)	2,141		2,069,761
2006-A6,
6.05869%, 10-25-36 (A)	2,510		2,526,602
2006-S3:
6.187%, 8-25-36	1,206		1,178,874
6.5%, 8-25-36	1,810		1,789,021
2007-A1,
4.81722%, 7-25-35 (A)	2,193		2,111,612
2007-A2,
5.72268%, 4-25-37 (A)	3,626		3,610,498
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	300		282,281
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.89035%, 9-25-36 (A)	2,007		2,016,556
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057		2,998,214
MASTR Asset Securitization Trust:
2003-6,
5.5%, 7-25-33	1,712		1,672,227
2003-10,
5.5%, 11-25-33	1,470		1,404,448
Metropolitan Asset Funding, Inc.,
6.98%, 5-20-12 (B)	14		14,427
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	346		345,285
6.497%, 8-15-37	1,257		1,245,425
Morgan Stanley Capital I Trust 2003-IQ5,
5.93551%, 4-15-38 (A)(B)	2,348		2,317,598
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.51989%, 4-25-17 (A)	278		278,791
Morgan Stanley Dean Witter Capital I Trust 2002-IQ3,
6.6026%, 9-15-37 (A)(B)	768		753,445
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.09474%, 11-28-35 (Interest Only) (A)(C)	30,757		692,029
5.0%, 11-28-35 (C)	2,000		1,957,500
5.88%, 11-28-35 (A)(C)	680		629,319
5.88%, 11-28-35 (A)(C)	340		333,837
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (B)	1,000		936,265
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series1998-D6,
6.0%, 3-15-30 (B)	1,650		1,678,856
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (B)	344		345,070
7.375%, 8-15-27	318		320,032
Origen Manufactured Housing Contract Trust:
2004-A:
5.7%, 1-15-35	543		526,876
5.91%, 1-15-35	1,600		1,565,623
2004-B,
4.75%, 8-15-21	400		381,187
2005-A,
4.97%, 10-15-21	935		902,076
2005-B:
5.605%, 5-15-22	360		348,807
5.91%, 1-15-37	600		569,168
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.0%, 2-25-37	1,568		1,484,965
Prudential Home Mortgage Securities:
6.98%, 9-28-08 (A)(B)	5		4,510
6.72999%, 4-28-24 (A)(C)	3		3,318
8.045%, 9-28-24 (A)(B)	24		24,052
RALI Series 2003-QS10 Trust,
5.5%, 5-25-33	2,202		2,113,457
RALI Series 2003-QS11 Trust,
5.75%, 6-25-33	2,506		2,439,387
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (A)	1,075		1,029,396
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	332		320,072
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
6.72%, 9-10-35 (A)(C)	1,434		1,451,980
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	343		322,617
4.5%, 5-25-19	171		159,227
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30 (A)	1,289		1,321,253
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35 (A)	1,575		1,502,895
Structured Asset Mortgage Investments, Inc.:
5.89382%, 4-30-30 (A)	20		19,942
5.89382%, 4-30-30 (A)	9		9,194
Structured Asset Securities Corporation:
5.54%, 11-25-32 (A)	236		234,496
5.25%, 8-25-33	1,316		1,233,557
5.25%, 8-25-33	573		529,743
5.63%, 5-25-34 (A)	916		901,699
6.0%, 6-25-34 (A)	2,750		2,713,399
Vanderbilt Mortgage and Finance, Inc.:
7.955%, 12-7-24	711		739,928
7.525%, 11-7-26	915		917,690
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	964		914,621
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.60377%, 12-25-32 (A)	967		939,215
Wells Fargo Alternative Loan 2007-PA3 Trust,
6.20103%, 6-1-27 (A)	1,565		1,485,283
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.25%, 2-25-18	275		260,544
Wells Fargo Mortgage Backed Securities 2003-4 Trust,
5.5%, 6-25-33	943		869,281
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33 (B)	1,140		948,539
Wells Fargo Mortgage Backed Securities 2004-1 Trust (The),
5.5%, 2-25-34	1,644		1,580,750
Wells Fargo Mortgage Backed Securities 2005-16 Trust,
5.75%, 1-25-36	500		486,660

TOTAL CORPORATE DEBT SECURITIES - 54.90%			$198,499,232

(Cost: $202,867,744)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.19%
Federal Home Loan Mortgage Corporation,
2.75%, 3-15-08 (E)	200		196,439
Federal National Mortgage Association,
5.0%, 9-15-08 (E)	500		498,392
			694,831
Mortgage-Backed Obligations - 36.67%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	2,000		1,890,962
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
9.25675%, 3-15-09 (A)	406		406,211
5.5%, 12-1-17	709		700,859
5.5%, 9-1-19	1,243		1,227,154
5.5%, 5-1-20	1,634		1,611,131
5.5%, 6-1-20	1,305		1,286,403
3.5%, 2-15-30	1,922		1,794,782
6.5%, 9-1-32	1,170		1,202,006
5.3%, 1-15-33	206		196,712
5.0%, 7-15-33	2,158		1,996,779
5.5%, 5-1-34	1,302		1,262,684
5.5%, 5-1-34	913		885,631
6.5%, 5-1-34	856		868,621
6.0%, 7-1-34	1,000		990,625
5.5%, 10-1-34	1,059		1,025,291
5.0%, 5-15-35	2,196		1,970,989
5.5%, 7-1-35	2,868		2,772,410
5.0%, 8-1-35	919		863,654
5.5%, 10-1-35	1,682		1,629,475
5.0%, 12-1-35	862		810,242
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	1,402		1,386,777
6.0%, 1-1-18	440		442,030
5.5%, 2-1-18	446		441,371
5.5%, 3-1-18	2,069		2,045,944
5.0%, 5-1-18	1,393		1,351,532
5.0%, 10-1-18	1,377		1,335,586
5.5%, 9-1-19	356		351,724
5.5%, 2-1-24	529		516,925
6.0%, 8-1-29	433		431,216
7.0%, 11-1-31	206		214,372
6.5%, 2-1-32	186		190,223
6.5%, 2-1-32	148		152,083
6.5%, 2-1-32	129		131,934
7.0%, 2-1-32	258		268,925
7.0%, 3-1-32	359		374,446
6.5%, 4-1-32	79		80,852
6.5%, 5-1-32	139		141,350
6.5%, 5-1-32	89		90,458
6.5%, 7-1-32	685		701,419
6.0%, 9-1-32	155		155,366
6.5%, 9-1-32	87		88,688
6.0%, 10-1-32	1,022		1,020,713
6.0%, 10-1-32	1,002		1,001,250
6.5%, 10-1-32	66		68,130
6.0%, 11-1-32	857		855,102
6.0%, 11-1-32	504		503,698
6.0%, 3-1-33	1,307		1,305,590
6.0%, 3-1-33	1,201		1,198,920
6.0%, 3-1-33	850		848,897
6.0%, 3-1-33	257		256,181
5.5%, 4-1-33	1,740		1,686,646
5.5%, 5-1-33	3,525		3,399,422
5.5%, 5-1-33	558		540,916
5.5%, 5-1-33	301		291,356
6.0%, 6-1-33	2,753		2,736,770
6.5%, 8-1-33	44		45,296
6.0%, 10-1-33	283		282,051
5.0%, 11-1-33	1,751		1,649,816
6.0%, 12-1-33	521		518,905
5.0%, 1-1-34	1,679		1,581,308
5.5%, 1-1-34	1,540		1,491,800
5.0%, 3-1-34	990		932,341
5.0%, 3-1-34	411		386,480
5.5%, 3-1-34	2,295		2,225,074
5.5%, 4-1-34	1,987		1,927,373
5.5%, 4-1-34	2,271		2,198,802
5.0%, 5-1-34	191		179,543
5.0%, 7-1-34	3,640		3,410,225
5.5%, 7-1-34	1,851		1,794,902
6.0%, 7-1-34	3,000		2,967,186
6.0%, 8-1-34	665		660,595
6.5%, 8-1-34	4,935		4,981,266
5.5%, 9-1-34	1,331		1,288,976
6.0%, 9-1-34	874		867,526
6.5%, 9-1-34	1,206		1,223,017
5.5%, 10-1-34	2,000		1,937,310
5.5%, 11-1-34	730		707,235
6.0%, 11-1-34	399		395,823
6.5%, 11-1-34	80		81,165
6.0%, 12-1-34	2,479		2,460,745
5.5%, 1-1-35	662		640,111
4.5%, 2-1-35	472		430,209
5.5%, 2-1-35	2,481		2,405,086
5.5%, 2-1-35	1,976		1,914,460
5.5%, 2-1-35	1,205		1,166,967
6.5%, 3-1-35	1,263		1,285,353
6.0%, 4-1-35	1,760		1,744,011
6.0%, 6-1-35	2,885		2,863,389
4.648%, 7-1-35 (A)	1,296		1,279,031
5.0%, 7-1-35	825		775,489
5.5%, 7-1-35	824		796,629
5.5%, 10-1-35	1,747		1,691,112
5.5%, 10-1-35	962		931,561
5.5%, 2-1-36	1,691		1,621,341
6.5%, 2-1-36	705		712,696
6.5%, 6-1-36	1,307		1,319,244
6.0%, 8-1-36	2,090		2,068,847
6.0%, 11-1-36	2,345		2,321,388
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.14313%, 3-16-34 (A)	7,661		324,374
0.86197%, 7-16-40 (A)	4,225		142,667
0.26748%, 3-16-42 (A)	15,546		181,511
0.94697%, 6-17-45 (A)	19,733		1,033,196
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	632		639,038
6.25%, 7-15-24	284		289,147
5.5%, 3-16-32	4,575		4,508,002
5.0%, 7-15-34	928		879,833
5.5%, 12-15-34	1,729		1,681,498
5.0%, 1-15-35	1,832		1,734,959
5.5%, 7-1-35	3,000		2,910,936
5.0%, 12-15-35	2,005		1,897,714
6.0%, 7-1-36	1,875		1,865,040
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.20881%, 2-15-25 (A)	230		237,164
1995-1 Class 2,
7.7925%, 2-15-25	74		76,896
			132,563,092

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 36.86%			$133,257,923

(Cost: $137,409,086)

SHORT-TERM SECURITIES

Commercial Paper
Finance Companies - 1.65%
PACCAR Financial Corp.,
5.24%, 7-31-07	6,000		5,973,800

Household -- General Products - 1.10%
Procter & Gamble Company (The),
5.32%, 7-12-07	4,000		3,993,498

Leisure Time Industry - 1.38%
Walt Disney Company (The),
5.44%, 7-2-07	5,000		4,999,244

Publishing - 1.95%
E.W. Scripps Co.,
5.35%, 7-2-07	7,036		7,034,954

Security and Commodity Brokers - 1.66%
UBS Finance Delaware LLC (UBS AG),
5.35%, 7-2-07	5,995		5,994,109

Total Commercial Paper - 7.74%			27,995,605

Commercial Paper (backed by irrevocable bank letter of credit) - 0.50%
Finance Companies
ED&F Man Treasury Management PLC (Royal Bank of Scotland PLC (The)),
5.38%, 7-3-07	1,795		1,794,464

TOTAL SHORT-TERM SECURITIES - 8.24%			$29,790,069

(Cost: $29,790,069)

TOTAL INVESTMENT SECURITIES - 100.00%			$361,547,224

(Cost: $370,066,899)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*Not shown due to rounding.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $33,340,516 or 9.22% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $15,996,196 or 4.42% of total investments.

(D)This security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(E)Securites serve as collateral for the following open futures contracts at June 30, 2007:

Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

United States 5 Year Treasury Note	Short	6	9-28-07	$624,469	$4,657
United States 10 Year Treasury Note	Short	65	9-19-07	6,870,703	49,120
United States 10 Year Treasury Note	Short	19	9-19-07	2,008,359	(22,954)

				$9,503,531	$30,823

The Investments of Ivy Pacific Opportunities Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Australia - 1.60%
Rio Tinto Limited (A)	96,440	$8,077,275

Bermuda - 3.56%
China Yurun Food Group Limited (A)	5,000,000	5,588,807
Enerchina Holdings Limited (A)*	56,718,000	3,989,526
REXCAPITAL Financial Holdings Limited (A)*	52,975,000	5,758,741
Sinolink Worldwide Holdings Limited (A)	10,899,000	2,606,549
Wah Sang Gas Holdings Limited (A)(B)*	736,000	15,060
		17,958,683
Canada - 0.47%
Canadian Solar Inc.*	250,000	2,356,250

Cayman Islands - 6.28%
Agile Property Holdings Limited (A)	4,678,000	6,126,294
Foxconn International Holdings Limited (A)*	1,557,000	4,460,405
Heng Tai Consumables Group Limited (A)*	18,000,000	3,867,403
KWG Property Holding Limited (A)(C)*	1,100,000	1,024,146
Shandong Simcere Medgenn Bio-Pharmaceutical Company Limited*	350,000	4,938,500
Shimao Property Holdings Limited (A)	2,167,500	4,845,496
Tencent Holdings Limited (A)	1,600,000	6,445,672
		31,707,916
China - 17.86%
China BlueChemical Ltd., H Shares (A)	7,604,000	4,152,481
China High Speed Transmission Equipment Group Co., Ltd. (A)(C)*	400,000	362,185
China Merchants Bank Co., Limited, H Shares (A)*	1,329,500	4,046,718
China Merchants Bank Co., Limited, H Shares (A)(D)*	2,000,000	6,087,579
China Mobile Limited (A)	1,277,500	13,715,741
China Oilfield Services Limited (A)	5,190,000	5,236,994
China Petroleum & Chemical Corporation, H Shares (A)	7,106,000	7,861,022
China Shenhua Energy Company Limited, H Shares (A)	2,316,000	8,086,096
China Shenhua Energy Company Limited, H shares (A)(D)	1,200,000	4,189,687
Hunan Nonferrous Metals Corporation Limited (A)	8,204,000	5,099,171
PetroChina Company Limited, H Shares (A)	2,222,000	3,273,665
PetroChina Company Limited, H Shares (A)(C)	1,526,000	2,248,250
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	1,094,500	7,733,672
SINA Corporation*	144,570	6,048,086
Sinopec Shanghai Petrochemical Company Limited (A)*	7,000,000	4,583,589
Xinhua Finance Media, ADR*	598,100	4,946,287
Yingli Green Energy Holding Company Limited*	175,000	2,537,500
		90,208,723
Hong Kong - 6.65%
Bank of East Asia, Limited (The) (A)*	1,178,600	6,632,187
Beijing Enterprises Holdings Limited (A)	1,538,000	5,841,851
Cheung Kong (Holdings) Limited (A)	450,000	5,893,186
Hang Lung Properties Limited (A)*	1,651,000	5,690,409
Hutchison Whampoa Limited, Ordinary Shares (A)	498,000	4,945,480
Lee & Man Paper Manufacturing Limited (A)	1,658,000	4,590,713
		33,593,826
India - 8.19%
Bharat Heavy Electricals Limited (A)	225,860	8,533,075
Gujarat Ambuja Cements Limited (A)	1,699,734	5,198,793
ICICI Bank Limited, ADR	200,000	9,830,000
Infosys Technologies Limited (A)	120,000	5,686,918
Reliance Industries Limited (A)	168,940	7,057,878
Satyam Computer Services Limited (A)	440,000	5,059,919
		41,366,583
Indonesia - 1.92%
PT Astra International Tbk (A)*	2,866,000	5,360,863
PT Bank Rakyat Indonesia (A)	6,778,500	4,313,932
		9,674,795
South Korea - 23.56%
Daegu Bank, Ltd. (A)	443,300	7,773,405
Daelim Industrial Co., Ltd. (A)	55,000	8,185,853
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (A)	106,240	6,014,344
Dongkuk Steel Mill Co., Ltd. (A)	140,450	4,568,407
HYUNDAI MOBIS (A)	53,560	5,090,186
HYUNDAI STEEL COMPANY (A)	44,240	2,442,215
Hana Financial Group, Inc. (A)	100,000	4,876,333
Hyundai Department Store Co., Ltd. (A)*	70,510	8,319,089
Hyundai Development Company - Engineering & Construction (A)	80,720	5,749,176
KCC Corporation (A)	11,340	5,155,382
Kookmin Bank (A)	138,140	12,126,594
Korea Investment Holdings Co., Ltd. (A)	75,000	5,130,703
Korea Tobacco & Ginseng Corporation (A)	67,710	4,763,923
Kyeryong Construction Industrial Co. Ltd (A)	102,500	5,580,722
LG Chem, Ltd. (A)	85,000	7,185,690
NHN Corporation (A)*	28,620	5,219,971
SK Telecom Co., Ltd. (A)	15,000	3,458,354
Samsung Corporation (A)	148,250	7,269,281
Samsung Electronics Co., Ltd. (A)	16,440	10,072,025
		118,981,653
Malaysia - 4.29%
Bumiputra-Commerce Holdings Berhad (A)	1,356,000	4,595,279
Genting Berhad (A)	2,067,900	4,941,398
IOI Corporation Berhad (A)	1,841,000	2,772,831
LION DIVERSIFIED HOLDINGS BERHAD (A)	1,946,300	4,679,012
Malayan Banking Berhad (A)	1,345,000	4,674,873
		21,663,393
Singapore - 7.56%
DBS Group Holdings Ltd (A)	626,000	9,324,057
K-REIT Asia (A)	1,205,940	2,253,136
Keppel Corporation Limited (A)	725,080	5,920,954
Keppel Land Limited (A)	1,000,000	5,716,152
SembCorp Industries Ltd (A)	1,424,000	5,302,499
Singapore Telecommunications Limited (A)	2,139,350	4,751,782
Wilmar International Limited (A)	2,356,000	4,894,385
		38,162,965
Taiwan - 13.23%
AU Optronics Corp., ADR*	309,460	5,322,712
Cathay Financial Holding Co., Ltd. (A)	2,145,662	5,124,885
Foxconn Technology Co., Ltd. (A)	484,900	5,827,770
Fubon Financial Holding Co., Ltd. (A)	5,573,000	5,087,020
Hon Hai Precision Ind. Co., Ltd. (A)	744,000	6,429,015
MediaTek Incorporation (A)	514,000	8,007,302
Nan Ya Plastics Corporation (A)	2,496,000	5,498,400
TSRC Corporation (A)	3,195,000	3,689,230
Taiwan Fertilizer Co., Ltd. (A)	2,647,000	5,557,202
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,546,009	7,649,609
Wistron Corporation (A)	4,599,470	8,592,693
		66,785,838
Thailand - 0.96%
Advanced Info Service Public Company Limited (A)	961,500	2,408,972
PTT Public Company Limited (A)	315,000	2,463,432
		4,872,404
United Kingdom - 1.47%
Standard Chartered PLC (A)	231,500	7,425,338

TOTAL COMMON STOCKS - 97.60%		$492,835,642

(Cost: $366,200,380)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper - 1.18%
Security and Commodity Brokers
UBS Finance Delaware LLC (UBS AG),
5.35%, 7-2-07	$5,940	5,939,117

Commercial Paper (backed by irrevocable bank letter of credit) - 1.22%
Finance Companies
ED&F Man Treasury Management PLC (Societe Generale N.A.),
5.4%, 7-2-07	6,170	6,169,075

TOTAL SHORT-TERM SECURITIES - 2.40%		$12,108,192

(Cost: $12,108,192)

TOTAL INVESTMENT SECURITIES - 100.00%		$504,943,834

(Cost: $378,308,572)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Security valued in good faith by the Valuation Committee approved by the Board of Trustees.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2007, the total value of these securities amounted to $3,634,581 or 0.72% of total investments.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2007, the total value of these securities amounted to $10,277,266 or 2.04% of total investments.

The Investments of Ivy Real Estate Securities Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Business Equipment and Services - 4.22%
Brookfield Properties Corporation	936,700	$22,771,177
CB Richard Ellis Group, Inc., Class A	66,700	2,434,550
		25,205,727
Health Care -- General - 0.32%
Brookdale Senior Living, Inc.	41,500	1,891,155

Hotels and Gaming - 3.33%
Hilton Hotels Corporation	247,600	8,287,172
Marriott International, Inc., Class A	59,100	2,555,484
Starwood Hotels & Resorts Worldwide, Inc.	134,600	9,027,622
		19,870,278
Multiple Industry - 2.86%
Digital Realty Trust, Inc.	164,100	6,183,288
Forest City Enterprises, Inc., Class A	135,778	8,347,631
Macquarie Infrastructure Company Trust	61,000	2,530,280
		17,061,199
Real Estate Investment Trust - 88.83%
AMB Property Corporation	202,200	10,761,084
Acadia Realty Trust	113,100	2,934,945
Alexandria Real Estate Equities, Inc.	77,300	7,484,186
American Campus Communities, Inc.	249,100	7,047,039
American Financial Realty Trust	134,000	1,382,880
Archstone-Smith Trust	405,100	23,945,461
Ashford Hospitality Trust, Inc.	178,900	2,103,864
Associated Estates Realty Corporation	138,400	2,157,656
AvalonBay Communities, Inc.	167,600	19,924,288
BioMed Realty Trust, Inc.	435,612	10,942,573
Boston Properties, Inc.	241,000	24,613,330
Brandywine Realty Trust	388,400	11,100,472
Camden Property Trust	200,900	13,454,273
Corporate Office Properties Trust	216,700	8,886,867
DCT Industrial Trust Inc.	528,400	5,685,584
Developers Diversified Realty Corporation	254,800	13,430,508
Douglas Emmett, Inc.	45,600	1,128,144
EastGroup Properties, Inc.	64,000	2,804,480
Equity Inns, Inc.	115,100	2,578,240
Equity Lifestyle Properties, Inc.	93,700	4,890,203
Equity Residential	526,500	24,024,195
Essex Property Trust, Inc.	77,500	9,013,250
Extra Space Storage Inc.	158,300	2,611,950
Federal Realty Investment Trust	117,900	9,108,954
First Potomac Realty Trust	70,300	1,637,287
General Growth Properties, Inc.	290,332	15,373,079
Hersha Hospitality Trust	172,300	2,036,586
Home Properties, Inc.	83,000	4,310,190
Hospitality Properties Trust	53,100	2,203,119
Host Hotels & Resorts, Inc.	1,119,747	25,888,551
Kilroy Realty Corporation	98,700	6,991,908
Kimco Realty Corporation	429,500	16,351,065
Kite Realty Group Trust	181,800	3,457,836
LaSalle Hotel Properties	67,000	2,909,140
Liberty Property Trust	180,400	7,924,972
Macerich Company (The)	151,400	12,478,388
Maguire Properties, Inc.	264,200	9,069,986
Mid-America Apartment Communities, Inc.	73,300	3,846,784
PS Business Parks, Inc.	64,300	4,074,691
ProLogis	639,065	36,362,799
Public Storage, Inc.	291,100	22,362,302
Regency Centers Corporation	133,500	9,411,750
SL Green Realty Corp.	149,500	18,521,555
Simon Property Group, Inc.	470,300	43,756,712
Sunstone Hotel Investors, Inc.	149,000	4,230,110
Tanger Factory Outlet Centers, Inc.	94,500	3,539,025
Taubman Centers, Inc.	162,000	8,036,820
UDR, Inc.	136,942	3,601,575
Ventas, Inc.	184,700	6,695,375
Vornado Realty Trust	265,100	29,118,584
Weingarten Realty Investors	107,500	4,418,250
		530,622,865
Utilities -- Telephone - 0.34%
Crown Castle International Corp.	56,800	2,060,136

TOTAL COMMON STOCKS - 99.90%		$596,711,360

(Cost: $475,865,767)

SHORT-TERM SECURITIES - 0.10%	Principal Amount in Thousands

Banks
PepsiCo, Inc.,
5.33%, 7-2-07	$597	$596,912
(Cost: $596,912)

TOTAL INVESTMENT SECURITIES - 100.00%		$597,308,272

(Cost: $476,462,679)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Small Cap Value Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 0.99%
Orbital Sciences Corporation*	84,400	$1,773,244

Aluminum - 0.85%
Kaiser Aluminum Corporation*	20,900	1,523,401

Apparel - 0.64%
Albany International Corp., Class A	28,100	1,136,364

Banks - 9.46%
Boston Private Financial Holdings, Inc.	85,000	2,284,375
Cathay General Bancorp	56,800	1,905,640
Columbia Banking System, Inc.	27,400	801,724
First Midwest Bancorp, Inc.	65,700	2,332,678
First Niagara Financial Group, Inc.	153,900	2,016,860
First State Bancorporation	37,000	786,805
KBW, Inc.*	53,300	1,565,954
Sterling Bancshares, Inc.	105,100	1,189,207
Umpqua Holdings Corporation	62,074	1,459,049
United Bankshares, Inc.	40,200	1,278,159
Wintrust Financial Corporation	28,500	1,248,300
		16,868,751
Broadcasting - 1.41%
Belo Corp., Class A	93,000	1,914,870
Outdoor Channel Holdings, Inc.*	53,000	598,900
		2,513,770
Business Equipment and Services - 9.35%
Brink's Company (The)	61,700	3,818,613
Dollar Thrifty Automotive Group, Inc.*	33,200	1,355,888
Education Realty Trust, Inc.	53,900	756,217
H&E Equipment Services, Inc.*	65,300	1,811,422
PHH Corporation*	81,900	2,556,099
TriZetto Group, Inc. (The)*	70,300	1,360,657
Waste Connections, Inc.*	83,850	2,535,624
Watson Wyatt & Company Holdings, Inc., Class A	49,000	2,473,520
		16,668,040
Capital Equipment - 3.74%
Actuant Corporation, Class A	35,400	2,232,324
Astec Industries, Inc.*	37,000	1,563,065
Chart Industries, Inc.*	56,700	1,612,831
Goodman Global, Inc.*	57,129	1,269,406
		6,677,626
Chemicals -- Specialty - 1.60%
H.B. Fuller Company	95,500	2,854,495

Communications Equipment - 0.97%
Dycom Industries, Inc.*	57,449	1,722,321

Computers -- Peripherals - 2.77%
Electronics for Imaging, Inc.*	94,900	2,675,231
Lawson Software, Inc.*	228,300	2,256,746
		4,931,977
Construction Materials - 1.47%
Texas Industries, Inc.	33,400	2,618,894

Containers - 2.22%
Silgan Holdings Inc.	71,651	3,958,001

Cosmetics and Toiletries - 1.92%
Elizabeth Arden, Inc.*	77,276	1,874,329
Nu Skin Enterprises, Inc., Class A	93,563	1,543,790
		3,418,119
Electrical Equipment - 0.80%
Microsemi Corporation*	59,900	1,434,905

Electronic Components - 1.65%
Cirrus Logic, Inc.*	119,300	990,786
RF Micro Devices, Inc.*	150,000	936,750
Trident Microsystems, Inc.*	55,500	1,017,593
		2,945,129
Food and Related - 4.82%
Hain Celestial Group, Inc. (The)*	105,900	2,873,067
Pilgrim's Pride Corporation	99,400	3,794,098
Ralcorp Holdings, Inc.*	12,787	683,465
Sanderson Farms, Inc.	27,800	1,250,861
		8,601,491
Forest and Paper Products - 0.91%
Louisiana-Pacific Corporation	85,400	1,615,768

Health Care -- Drugs - 1.94%
Axcan Pharma Inc.*	179,454	3,465,257

Health Care -- General - 3.11%
Amedisys, Inc.*	24,500	890,085
DJO Incorporated*	112,825	4,656,288
		5,546,373
Hospital Supply and Management - 2.61%
Kindred Healthcare, Inc.*	66,900	2,055,168
Magellan Health Services, Inc.*	55,900	2,596,555
		4,651,723
Hotels and Gaming - 5.31%
Morgans Hotel Group Co.*	91,436	2,228,753
Orient-Express Hotels Ltd.	50,400	2,691,360
Pinnacle Entertainment, Inc.*	75,100	2,114,065
Vail Resorts, Inc.*	39,987	2,434,009
		9,468,187
Insurance -- Property and Casualty - 4.02%
Aspen Insurance Holdings Limited	53,400	1,498,938
Endurance Specialty Holdings Ltd.	47,161	1,888,326
IPC Holdings, Ltd.	51,521	1,663,355
Platinum Underwriters Holdings, Ltd.	61,191	2,126,387
		7,177,006
Leisure Time Industry - 1.36%
LeapFrog Enterprises, Inc.*	84,238	863,439
RC2 Corporation*	39,000	1,559,025
		2,422,464
Metal Fabrication - 0.43%
A.M. Castle & Co.	21,200	761,292

Multiple Industry - 0.60%
Mariner Energy, Inc.*	43,900	1,064,575

Non-Residential Construction - 2.44%
Perini Corporation*	50,500	3,107,265
Washington Group International, Inc.*	15,653	1,252,397
		4,359,662
Petroleum -- Domestic - 1.41%
Delta Petroleum Corporation*	62,100	1,246,968
Goodrich Petroleum Corporation*	36,576	1,266,627
		2,513,595
Petroleum -- Services - 2.99%
Cal Dive International, Inc.*	79,000	1,313,770
Hercules Offshore, Inc.*	50,583	1,637,625
Oceaneering International, Inc.*	26,400	1,389,696
Universal Compression Holdings, Inc.*	13,700	992,839
		5,333,930
Real Estate Investment Trust - 3.67%
Arbor Realty Trust, Inc.	56,100	1,447,941
BioMed Realty Trust, Inc.	18,000	452,160
Corporate Office Properties Trust	21,500	881,715
DCT Industrial Trust Inc.	90,800	977,008
Gramercy Capital Corp.	39,019	1,074,583
LaSalle Hotel Properties	39,500	1,715,090
		6,548,497
Restaurants - 0.46%
Landry's Restaurants, Inc.	27,224	823,798

Retail -- Food Stores - 1.14%
Ruddick Corporation	67,300	2,027,076

Retail -- General Merchandise - 2.65%
BJ's Wholesale Club, Inc.*	131,100	4,723,533

Retail -- Specialty Stores - 3.70%
Big 5 Sporting Goods Corporation	38,600	984,107
Borders Group, Inc.	31,800	606,108
Children's Place Retail Stores, Inc. (The)*	26,900	1,389,250
Hot Topic, Inc.*	87,967	955,322
Sally Holdings, Inc.*	66,734	600,606
Talbots, Inc. (The)	82,700	2,069,981
		6,605,374
Savings and Loans - 1.36%
Sterling Financial Corporation	61,948	1,792,465
WSFS Financial Corporation	9,692	634,002
		2,426,467
Security and Commodity Brokers - 1.81%
National Financial Partners Corp.	11,103	514,180
Piper Jaffray Companies	48,628	2,710,038
		3,224,218
Timesharing and Software - 0.44%
TradeStation Group, Inc.*	67,300	783,036

Trucking and Shipping - 1.93%
Kirby Corporation*	53,487	2,053,366
Knight Transportation, Inc.	71,500	1,385,670
		3,439,036
Utilities -- Electric - 3.41%
Black Hills Corporation	45,700	1,816,575
ITC Holdings Corp.	33,900	1,377,357
PNM Resources, Inc.	67,500	1,875,825
UIL Holdings Corporation	30,500	1,009,550
		6,079,307
Utilities -- Gas and Pipeline - 1.17%
South Jersey Industries, Inc.	30,500	1,079,090
Southwest Gas Corporation	29,700	1,004,157
		2,083,247

TOTAL COMMON STOCKS - 93.53%		$166,789,949

(Cost: $149,631,667)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Insurance -- Life - 2.24%
American General Finance Corporation,
5.27%, 7-2-07	$4,000	3,999,414

Retail -- General Merchandise - 1.68%
Target Corporation,
5.27%, 7-2-07	3,000	2,999,561

Utilities -- Telephone - 2.55%
Verizon Communications Inc.,
5.37%, 7-2-07	4,540	4,539,323

TOTAL SHORT-TERM SECURITIES - 6.47%		$11,538,298

(Cost: $11,538,298)

TOTAL INVESTMENT SECURITIES - 100.00%		$178,328,247

(Cost: $161,169,965)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Value Fund
June 30, 2007
COMMON STOCKS	Shares	Value

Aircraft - 3.24%
Lockheed Martin Corporation	9,700	$913,061
Raytheon Company	39,400	2,123,266
		3,036,327
Banks - 8.41%
Bank of America Corporation	75,856	3,708,600
Citigroup Inc.	44,313	2,272,814
Wachovia Corporation	19,950	1,022,438
Wells Fargo & Company	25,000	879,250
		7,883,102
Beverages - 1.46%
Diageo plc, ADR	16,350	1,362,119

Business Equipment and Services - 1.01%
Waste Management, Inc.	24,200	945,010

Capital Equipment - 1.21%
Illinois Tool Works Inc.	20,980	1,136,906

Chemicals -- Petroleum and Inorganic - 0.91%
E.I. du Pont de Nemours and Company	16,850	856,654

Chemicals -- Specialty - 0.67%
Air Products and Chemicals, Inc. (A)	7,800	626,886

Communications Equipment - 0.93%
Cisco Systems, Inc. (A)*	13,500	375,637
Nokia Corporation, Series A, ADR	17,500	491,925
		867,562
Computers -- Main and Mini - 5.54%
Hewlett-Packard Company	91,100	4,064,882
Xerox Corporation*	61,100	1,129,128
		5,194,010
Computers -- Peripherals - 0.39%
Adobe Systems Incorporated*	9,200	369,196

Defense - 0.79%
General Dynamics Corporation (A)	9,500	743,090

Electronic Components - 0.36%
Motorola, Inc.	19,000	336,300

Finance Companies - 6.16%
Capital One Financial Corporation (A)	26,900	2,110,036
Countrywide Financial Corporation (A)	10,800	392,580
Fannie Mae	27,900	1,822,707
Freddie Mac	23,900	1,450,730
		5,776,053
Food and Related - 2.15%
General Mills, Inc.	19,800	1,156,716
Kraft Foods Inc.	24,421	860,840
		2,017,556

Furniture and Furnishings - 0.78%
Masco Corporation	25,800	734,526

Health Care -- Drugs - 4.14%
Endo Pharmaceuticals Holdings Inc. (A)	16,900	578,656
McKesson Corporation	31,400	1,872,696
Pfizer Inc.	55,700	1,424,249
		3,875,601
Health Care -- General - 1.27%
Boston Scientific Corporation (A)*	26,900	412,646
Da Vita Inc. (A)*	14,400	775,872
		1,188,518
Hospital Supply and Management - 4.84%
Aetna Inc.	27,700	1,368,380
Coventry Health Care, Inc.*	31,800	1,833,270
Humana Inc. (A)*	21,800	1,327,838
		4,529,488
Insurance -- Life - 2.99%
Unum Group	107,200	2,798,992

Insurance -- Property and Casualty - 7.53%
Assurant, Inc.	16,100	948,612
Everest Re Group, Ltd.	17,100	1,857,744
MBIA Inc.	20,800	1,294,176
Travelers Companies, Inc. (The)	55,252	2,955,982
		7,056,514
Metal Fabrication - 1.79%
Loews Corporation, Carolina Group	21,700	1,676,759

Multiple Industry - 3.79%
Altria Group, Inc.	50,600	3,549,084

Petroleum -- International - 13.20%
Chevron Corporation	39,600	3,335,904
ConocoPhillips	15,600	1,224,600
Devon Energy Corporation	17,500	1,370,075
Exxon Mobil Corporation	63,206	5,301,719
Marathon Oil Corporation	18,900	1,133,244
		12,365,542
Railroad - 1.92%
Union Pacific Corporation	15,600	1,796,340

Real Estate Investment Trust - 1.06%
Vornado Realty Trust	9,000	988,560

Retail -- General Merchandise - 1.79%
Family Dollar Stores, Inc.	27,200	933,504
Macy's Inc. (A)	18,700	743,886
		1,677,390
Retail -- Specialty Stores - 0.14%
Home Depot, Inc. (The)	3,400	133,790

Security and Commodity Brokers - 8.56%
Bear Stearns Companies Inc. (The)	8,000	1,120,000
CIT Group Inc.	19,500	1,069,185
J.P. Morgan Chase & Co.	80,302	3,890,632
Morgan Stanley	23,100	1,937,628
		8,017,445
Utilities -- Electric - 2.99%
Mirant Corporation*	31,200	1,330,680
NRG Energy, Inc.*	35,400	1,471,578
		2,802,258
Utilities -- Gas and Pipeline - 2.03%
FirstEnergy Corp.	29,400	1,903,062

Utilities -- Telephone - 3.99%
AT&T Inc.	50,700	2,104,050
Sprint Nextel Corporation	22,400	463,904
Verizon Communications Inc.	28,500	1,173,345
		3,741,299

TOTAL COMMON STOCKS - 96.04%		$89,985,939

(Cost: $69,185,590)

SHORT-TERM SECURITIES - 3.96%	Principal Amount in Thousands

Utilities -- Telephone
Verizon Communications Inc.,
5.37%, 7-2-07	$3,715	$3,714,446
(Cost: $3,714,446)

TOTAL INVESTMENT SECURITIES - 100.00%		$93,700,385

(Cost: $72,900,036)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at June 30, 2007:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Air Products and Chemicals, Inc.	78	July/80	$10,686	$15,600
Boston Scientific Corporation	159	July/19	2,464	143
Boston Scientific Corporation	110	August/17.5	4,020	2,200
Cisco Systems, Inc.	135	July/30	4,185	1,350
Da Vita Inc.	144	July/60	9,792	360
General Dynamics Corporation	41	August/85	4,797	1,435
Humana Inc.	204	August/70	27,948	5,100

			$63,892	$26,188

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Countrywide Financial Corporation	115	July/30	$10,120	$1,725
Countrywide Financial Corporation	108	July/35	6,863	10,800
Capital One Financial Corporation	86	August/75	7,568	13,330
Capital One Financial Corporation	86	September/75	11,781	15,910
Endo Pharmaceuticals Holdings Inc.	148	July/25	4,292	740
Macy's Inc.	4	August/37.5	428	340

			$41,052	$42,845

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007